Hartford Longevity Economy ETF
Schedule of Investments
June 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Automobiles & Components - 2.0%
5,548	Ford Motor Co.	$ 61,749
2,072	General Motors Co.*	65,807
2,494	Standard Motor Products, Inc.	112,205
1,227	Thor Industries, Inc.	91,694
2,210	Winnebago Industries, Inc.	107,317
		438,772
	Banks - 4.1%
1,973	Bank of America Corp.	61,419
341	Banner Corp.	19,168
2,593	Citigroup, Inc.	119,252
1,206	Citizens Financial Group, Inc.	43,042
2,274	Fifth Third Bancorp	76,406
422	First Interstate BancSystem, Inc. Class A	16,082
717	Fulton Financial Corp.	10,361
496	Hilltop Holdings, Inc.	13,223
1,191	JP Morgan Chase & Co.	134,119
3,181	KeyCorp.	54,809
125	NBT Bancorp, Inc.	4,699
2,290	Northwest Bancshares, Inc.	29,312
205	OceanFirst Financial Corp.	3,922
291	PNC Financial Services Group, Inc.	45,911
1,989	Regions Financial Corp.	37,294
601	S&T Bancorp, Inc.	16,485
1,308	U.S. Bancorp	60,194
1,366	Univest Financial Corp.	34,751
1,992	Wells Fargo & Co.	78,027
280	Zions Bancorp NA	14,252
		872,728
	Capital Goods - 2.5%
466	3M Co.	60,305
125	Curtiss-Wright Corp.	16,508
485	General Dynamics Corp.	107,306
253	Huntington Ingalls Industries, Inc.	55,108
171	L3Harris Technologies, Inc.	41,331
194	Lockheed Martin Corp.	83,412
312	Northrop Grumman Corp.	149,314
253	Raytheon Technologies Corp.	24,316
		537,600
	Consumer Durables & Apparel - 2.6%
247	Acushnet Holdings Corp.	10,295
200	Carter's, Inc.	14,096
625	Century Communities, Inc.	28,106
1,500	D.R. Horton, Inc.	99,285
145	La-Z-Boy, Inc.	3,438
734	Lennar Corp. Class A	51,798
2,612	Levi Strauss & Co. Class A	42,628
569	MDC Holdings, Inc.	18,384
832	Newell Brands, Inc.	15,841
170	NIKE, Inc. Class B	17,374
13	NVR, Inc.*	52,054
42	Oxford Industries, Inc.	3,727
256	PulteGroup, Inc.	10,145
117	Ralph Lauren Corp. Class A	10,489
1,272	Sturm Ruger & Co., Inc.	80,963
764	Tempur Sealy International, Inc.	16,327
504	Whirlpool Corp.	78,055
		553,005
	Consumer Services - 2.9%
19	Booking Holdings, Inc.*	33,231
137	Boyd Gaming Corp.	6,816
699	Choice Hotels International, Inc.	78,029
98	Domino's Pizza, Inc.	38,192
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Consumer Services - 2.9% - (continued)
587	Golden Entertainment, Inc.*	$ 23,216
56	Graham Holdings Co. Class B	31,743
4,385	H&R Block, Inc.	154,878
117	Hilton Worldwide Holdings, Inc.	13,038
51	Marriott International, Inc. Class A	6,937
220	McDonald's Corp.	54,314
158	Monarch Casino & Resort, Inc.*	9,270
583	Red Rock Resorts, Inc. Class A	19,449
301	SeaWorld Entertainment, Inc.*	13,298
303	Travel + Leisure Co.	11,762
29	Vail Resorts, Inc.	6,323
658	Wyndham Hotels & Resorts, Inc.	43,244
740	Yum! Brands, Inc.	83,997
		627,737
	Diversified Financials - 3.5%
199	Ally Financial, Inc.	6,668
157	Ameriprise Financial, Inc.	37,316
352	B. Riley Financial, Inc.	14,872
1,960	Bank of New York Mellon Corp.	81,752
156	Berkshire Hathaway, Inc. Class B*	42,591
6	BlackRock, Inc.	3,654
443	Capital One Financial Corp.	46,156
52	CME Group, Inc.	10,644
103	Discover Financial Services	9,742
315	Encore Capital Group, Inc.*	18,198
58	Evercore, Inc. Class A	5,429
209	Goldman Sachs Group, Inc.	62,077
262	Intercontinental Exchange, Inc.	24,638
862	Janus Henderson Group plc	20,266
2,370	Jefferies Financial Group, Inc.	65,459
70	Moelis & Co. Class A	2,755
279	Morgan Stanley	21,221
175	Nasdaq, Inc.	26,695
358	Nelnet, Inc. Class A	30,520
211	Northern Trust Corp.	20,357
31	Piper Sandler Cos.	3,514
1,045	Raymond James Financial, Inc.	93,433
557	State Street Corp.	34,339
1,982	Synchrony Financial	54,743
404	Voya Financial, Inc.	24,050
		761,089
	Food & Staples Retailing - 2.7%
309	Costco Wholesale Corp.	148,098
982	Ingles Markets, Inc. Class A	85,189
268	Kroger Co.	12,684
3,214	SpartanNash Co.	96,966
848	Walgreens Boots Alliance, Inc.	32,139
1,237	Walmart, Inc.	150,394
838	Weis Markets, Inc.	62,465
		587,935
	Food, Beverage & Tobacco - 1.3%
293	Flowers Foods, Inc.	7,712
138	General Mills, Inc.	10,412
269	Hershey Co.	57,878
326	Sanderson Farms, Inc.	70,263
1,483	Tyson Foods, Inc. Class A	127,627
		273,892
	Health Care Equipment & Services - 12.7%
1,280	Abbott Laboratories	139,072
1,251	AmerisourceBergen Corp. Class A	176,991
1,701	Baxter International, Inc.	109,255
315	Becton Dickinson and Co.	77,657

1

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
June 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Health Care Equipment & Services - 12.7% - (continued)
180	Boston Scientific Corp.*	$ 6,709
719	Cardinal Health, Inc.	37,582
332	Centene Corp.*	28,091
1,305	Change Healthcare, Inc.*	30,093
347	Cigna Corp.	91,441
197	Cooper Cos., Inc.	61,685
1,799	CVS Health Corp.	166,695
575	Edwards Lifesciences Corp.*	54,677
420	Elevance Health, Inc.	202,684
778	HCA Healthcare, Inc.	130,751
863	Henry Schein, Inc.*	66,227
2,064	Hologic, Inc.*	143,035
172	Humana, Inc.	80,508
26	IDEXX Laboratories, Inc.*	9,119
465	Laboratory Corp. of America Holdings	108,977
394	McKesson Corp.	128,527
276	Medtronic plc	24,771
284	Molina Healthcare, Inc.*	79,409
320	Omnicell, Inc.*	36,400
3,254	Patterson Cos., Inc.	98,596
2,147	Premier, Inc. Class A	76,605
1,836	Quest Diagnostics, Inc.	244,151
210	ResMed, Inc.	44,022
110	STERIS plc	22,677
273	Stryker Corp.	54,308
388	UnitedHealth Group, Inc.	199,288
87	Universal Health Services, Inc. Class B	8,762
		2,738,765
	Household & Personal Products - 2.2%
692	Church & Dwight Co., Inc.	64,121
35	Clorox Co.	4,934
1,486	Colgate-Palmolive Co.	119,088
112	Estee Lauder Cos., Inc. Class A	28,523
845	Kimberly-Clark Corp.	114,202
418	Nu Skin Enterprises, Inc. Class A	18,099
673	Procter & Gamble Co.	96,771
309	USANA Health Sciences, Inc.*	22,359
		468,097
	Insurance - 3.2%
599	Aflac, Inc.	33,144
439	Allstate Corp.	55,635
1,488	American International Group, Inc.	76,081
150	Arch Capital Group Ltd.*	6,824
127	Chubb Ltd.	24,966
48	Cincinnati Financial Corp.	5,711
1,142	Fidelity National Financial, Inc.	42,208
698	First American Financial Corp.	36,938
12	Markel Corp.*	15,519
1,447	MetLife, Inc.	90,857
1,382	Old Republic International Corp.	30,902
703	Principal Financial Group, Inc.	46,953
1,515	Prudential Financial, Inc.	144,955
233	Safety Insurance Group, Inc.	22,624
546	Stewart Information Services Corp.	27,164
111	Travelers Cos., Inc.	18,773
		679,254
	Media & Entertainment - 9.5%
93	Alphabet, Inc. Class A*	202,671
4,138	Cargurus, Inc.*	88,926
13,246	Cars.com, Inc.*	124,910
98	Charter Communications, Inc. Class A*	45,916
2,596	Comcast Corp. Class A	101,867
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Media & Entertainment - 9.5% - (continued)
598	Electronic Arts, Inc.	$ 72,747
1,889	Fox Corp. Class A	60,750
1,667	Inter Active Corp.*	126,642
1,037	John Wiley & Sons, Inc. Class A	49,527
1,049	Liberty Media Corp-Liberty Formula One Class C*	66,580
304	Liberty Media Corp-Liberty SiriusXM Class C*	10,959
155	Live Nation Entertainment, Inc.*	12,800
1,177	Match Group, Inc.*	82,025
1,179	Meta Platforms, Inc. Class A*	190,114
138	Netflix, Inc.*	24,132
3,149	Pinterest, Inc. Class A*	57,186
788	Scholastic Corp.	28,344
12,115	Sirius XM Holdings, Inc.(1)	74,265
485	Snap, Inc. Class A*	6,368
145	Take-Two Interactive Software, Inc.*	17,767
2,872	Twitter, Inc.*	107,384
410	Walt Disney Co.*	38,704
3,074	World Wrestling Entertainment, Inc. Class A	192,094
5,377	Yelp, Inc.*	149,319
1,582	Ziff Davis, Inc.*	117,907
		2,049,904
	Pharmaceuticals, Biotechnology & Life Sciences - 10.8%
1,159	AbbVie, Inc.	177,512
499	Agilent Technologies, Inc.	59,266
520	Amgen, Inc.	126,516
1,660	Bristol-Myers Squibb Co.	127,820
185	Danaher Corp.	46,901
411	Eli Lilly & Co.	133,259
3,976	Gilead Sciences, Inc.	245,757
91	Horizon Therapeutics plc*	7,258
4,038	Innoviva, Inc.*	59,601
183	IQVIA Holdings, Inc.*	39,709
1,263	Johnson & Johnson	224,195
1,208	Merck & Co., Inc.	110,133
70	Mettler-Toledo International, Inc.*	80,414
3,336	Organon & Co.	112,590
402	PerkinElmer, Inc.	57,172
3,195	Pfizer, Inc.	167,514
162	Prestige Consumer Healthcare, Inc.*	9,526
203	Regeneron Pharmaceuticals, Inc.*	119,999
191	Thermo Fisher Scientific, Inc.	103,767
171	Vertex Pharmaceuticals, Inc.*	48,186
2,364	Viatris, Inc.	24,751
262	Waters Corp.*	86,717
112	West Pharmaceutical Services, Inc.	33,865
782	Zoetis, Inc.	134,418
		2,336,846
	Real Estate - 1.2%
2,161	Apple Hospitality, Inc. REIT	31,702
34	Extra Space Storage, Inc. REIT	5,784
1,872	Global Medical REIT, Inc.	21,022
1,281	Healthpeak Properties, Inc. REIT	33,191
678	Medical Properties Trust, Inc. REIT	10,353
782	PotlatchDeltic Corp. REIT	34,557
30	Public Storage REIT	9,380
973	VICI Properties, Inc. REIT	28,986
221	Welltower, Inc. REIT	18,199
1,774	Weyerhaeuser Co., REIT	58,755
		251,929
	Retailing - 6.9%
1,613	Amazon.com, Inc.*	171,317
1,205	Best Buy Co., Inc.	78,554

2

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
June 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Retailing - 6.9% - (continued)
144	Buckle, Inc.	$ 3,987
490	Dick's Sporting Goods, Inc.	36,931
401	Dollar General Corp.	98,421
4,534	eBay, Inc.	188,932
804	Etsy, Inc.*	58,861
661	Home Depot, Inc.	181,293
889	Lowe's Cos., Inc.	155,282
42	MarineMax, Inc.*	1,517
1,574	Overstock.com, Inc.*	39,366
10,589	Qurate Retail, Inc.	30,390
1,599	Revolve Group, Inc.*	41,430
2,181	Shutterstock, Inc.	124,993
471	Signet Jewelers Ltd.	25,180
603	Target Corp.	85,162
478	TJX Cos., Inc.	26,696
557	Tractor Supply Co.	107,974
24	Ulta Beauty, Inc.*	9,252
81	Wayfair, Inc. Class A*	3,528
195	Williams-Sonoma, Inc.	21,635
		1,490,701
	Semiconductors & Semiconductor Equipment - 5.3%
454	Advanced Micro Devices, Inc.*	34,717
687	Alpha & Omega Semiconductor Ltd.*	22,905
501	Analog Devices, Inc.	73,191
257	Broadcom, Inc.	124,853
256	Cirrus Logic, Inc.*	18,570
718	Diodes, Inc.*	46,361
4,800	Intel Corp.	179,568
749	Microchip Technology, Inc.	43,502
1,679	Micron Technology, Inc.	92,815
78	Monolithic Power Systems, Inc.	29,955
121	NVIDIA Corp.	18,343
405	NXP Semiconductors N.V.	59,952
1,084	ON Semiconductor Corp.*	54,536
727	QUALCOMM, Inc.	92,867
734	Skyworks Solutions, Inc.	67,998
1,115	Texas Instruments, Inc.	171,320
		1,131,453
	Software & Services - 13.8%
6,051	A10 Networks, Inc.	87,013
80	Adobe, Inc.*	29,285
105	Akamai Technologies, Inc.*	9,590
165	ANSYS, Inc.*	39,483
431	Automatic Data Processing, Inc.	90,527
617	Broadridge Financial Solutions, Inc.	87,953
696	Cadence Design Systems, Inc.*	104,421
1,115	CDK Global, Inc.	61,069
205	Concentrix Corp.	27,806
2,677	CSG Systems International, Inc.	159,763
2,769	Dolby Laboratories, Inc. Class A	198,150
1,098	Evertec, Inc.	40,494
403	ExlService Holdings, Inc.*	59,374
1,485	Fortinet, Inc.*	84,021
579	InterDigital, Inc.	35,203
270	Intuit, Inc.	104,069
46	Jack Henry & Associates, Inc.	8,281
55	Manhattan Associates, Inc.*	6,303
581	MAXIMUS, Inc.	36,318
704	Microsoft Corp.	180,808
6,524	Nortonlifelock, Inc.	143,267
2,634	Oracle Corp.	184,038
98	Palo Alto Networks, Inc.*	48,406
1,344	Paychex, Inc.	153,041
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Software & Services - 13.8% - (continued)
2,483	Progress Software Corp.	$ 112,480
115	Qualys, Inc.*	14,506
86	ServiceNow, Inc.*	40,895
2,512	SS&C Technologies Holdings, Inc.	145,872
279	Synopsys, Inc.*	84,732
1,357	Teradata Corp.*	50,223
69	Tyler Technologies, Inc.*	22,941
2,147	Verint Systems, Inc.*	90,925
312	VeriSign, Inc.*	52,207
1,217	VMware, Inc. Class A	138,714
2,051	Western Union Co.	33,780
243	Workday, Inc. Class A*	33,918
12,010	Xperi Holding Corp.	173,304
60	Zscaler, Inc.*	8,971
		2,982,151
	Technology Hardware & Equipment - 9.6%
1,274	Apple, Inc.	174,181
525	Arrow Electronics, Inc.*	58,847
1,206	Avid Technology, Inc.*	31,296
1,924	Avnet, Inc.	82,501
559	CDW Corp.	88,076
4,083	Dell Technologies, Inc. Class C	188,676
13,034	Hewlett Packard Enterprise Co.	172,831
6,071	HP, Inc.	199,007
323	Insight Enterprises, Inc.*	27,869
1,434	Jabil, Inc.	73,435
844	Methode Electronics, Inc.	31,262
2,621	NetApp, Inc.	170,994
2,488	Pure Storage, Inc. Class A*	63,967
569	Sanmina Corp.*	23,175
1,994	Seagate Technology Holdings plc	142,451
3,800	Super Micro Computer, Inc.*	153,330
626	TE Connectivity Ltd.	70,832
2,856	TTM Technologies, Inc.*	35,700
2,965	Western Digital Corp.*	132,921
10,473	Xerox Holdings Corp.	155,524
		2,076,875
	Telecommunication Services - 0.7%
1,436	Telephone & Data Systems, Inc.	22,674
2,461	Verizon Communications, Inc.	124,896
		147,570
	Transportation - 1.2%
184	J.B. Hunt Transport Services, Inc.	28,974
204	Landstar System, Inc.	29,666
76	Old Dominion Freight Line, Inc.	19,477
901	Ryder System, Inc.	64,025
4,296	Schneider National, Inc. Class B	96,145
559	Werner Enterprises, Inc.	21,544
		259,831
	Utilities - 1.2%
782	Edison International	49,454
186	Entergy Corp.	20,951
1,867	Exelon Corp.	84,612
799	FirstEnergy Corp.	30,674
1,036	NRG Energy, Inc.	39,544
209	PPL Corp.	5,670
138	Southern Co.	9,841
582	UGI Corp.	22,471
		263,217
	Total Common Stocks (cost $24,713,802)	$ 21,529,351

3

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
June 30, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Securities Lending Collateral - 0.3%
37,858	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.37%(2)		$ 37,858
33,887	Invesco Government & Agency Portfolio, Institutional Class, 1.42%(2)		33,887
	Total Short-Term Investments (cost $71,745)		$ 71,745
	Total Investments (cost $24,785,547)	100.2%	$ 21,601,096
	Other Assets and Liabilities	(0.2)%	(53,035)
	Total Net Assets	100.0%	$ 21,548,061
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 438,772	$ 438,772	$ —	$ —
Banks	872,728	872,728	—	—
Capital Goods	537,600	537,600	—	—
Consumer Durables & Apparel	553,005	553,005	—	—
Consumer Services	627,737	627,737	—	—
Diversified Financials	761,089	761,089	—	—
Food & Staples Retailing	587,935	587,935	—	—
Food, Beverage & Tobacco	273,892	273,892	—	—
Health Care Equipment & Services	2,738,765	2,738,765	—	—
Household & Personal Products	468,097	468,097	—	—
Insurance	679,254	679,254	—	—
Media & Entertainment	2,049,904	2,049,904	—	—
Pharmaceuticals, Biotechnology & Life Sciences	2,336,846	2,336,846	—	—
Real Estate	251,929	251,929	—	—
Retailing	1,490,701	1,490,701	—	—
Semiconductors & Semiconductor Equipment	1,131,453	1,131,453	—	—
Software & Services	2,982,151	2,982,151	—	—
Technology Hardware & Equipment	2,076,875	2,076,875	—	—
Telecommunication Services	147,570	147,570	—	—
Transportation	259,831	259,831	—	—
Utilities	263,217	263,217	—	—
Short-Term Investments	71,745	71,745	—	—
Total	$ 21,601,096	$ 21,601,096	$ —	$ —

(1)	For the period ended June 30, 2022, there were no transfers in and out of Level 3.
4

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments
June 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Australia - 9.1%
178,521	Ampol Ltd.	$ 4,202,074
293,548	Ansell Ltd.	4,489,329
8,723	ASX Ltd.	490,127
1,185,935	Aurizon Holdings Ltd.	3,098,932
358,264	Australia & New Zealand Banking Group Ltd.	5,427,317
483,200	Bendigo & Adelaide Bank Ltd.	3,013,712
145,668	BHP Group Ltd.	4,131,955
429,549	BlueScope Steel Ltd.	4,696,532
245,294	Brambles Ltd.	1,806,525
764,191	Coles Group Ltd.	9,359,084
227,243	Computershare Ltd.	3,850,337
16,450	CSL Ltd.	3,043,565
920,068	Dexus REIT	5,618,241
697,730	Fortescue Metals Group Ltd.	8,410,790
1,697,856	GPT Group REIT	4,926,980
885,168	Harvey Norman Holdings Ltd.	2,258,224
152,124	JB Hi-Fi Ltd.(1)	4,023,227
750,186	Medibank Pvt Ltd.	1,676,563
1,210,526	Metcash Ltd.	3,529,454
239,484	Mineral Resources Ltd.	7,949,161
2,304,922	Mirvac Group REIT	3,130,335
66,560	Premier Investments Ltd.	881,988
63,389	Ramsay Health Care Ltd.	3,192,491
157,656	Reece Ltd.	1,493,920
432,011	Sonic Healthcare Ltd.	9,806,360
2,364,817	Telstra Corp. Ltd.	6,260,741
39,746	Washington H Soul Pattinson & Co., Ltd.	643,380
252,781	Wesfarmers Ltd.	7,285,000
26,322	Woodside Energy Group Ltd.	576,314
293,951	Woolworths Group Ltd.	7,196,021
		126,468,679
	Austria - 0.2%
47,625	Andritz AG	1,913,910
69,067	Raiffeisen Bank International AG	746,611
		2,660,521
	Belgium - 1.1%
7,870	Ackermans & van Haaren N.V.	1,172,446
47,442	Ageas S.A.	2,082,134
5,114	Cofinimmo S.A. REIT	553,890
79,627	Etablissements Franz Colruyt N.V.	2,160,235
1,383	Groupe Bruxelles Lambert S.A.	115,206
194,877	Proximus S.A.	2,865,521
6,235	Sofina S.A.	1,271,084
35,331	Telenet Group Holding N.V.	731,718
47,146	UCB S.A.	3,974,647
3,612	VGP N.V.	573,977
		15,500,858
	Canada - 11.4%
133,121	Alimentation Couche-Tard, Inc. Class B	5,181,600
43,538	Atco Ltd. Class I	1,488,450
379,140	B2Gold Corp.	1,281,484
69,896	Bank of Montreal	6,707,025
53,790	Bank of Nova Scotia	3,176,652
133,945	BCE, Inc.	6,569,790
112,033	Canadian Apartment Properties REIT	3,892,646
25,068	Canadian Imperial Bank of Commerce	1,214,776
27,822	Canadian Tire Corp. Ltd. Class A	3,502,688
26,114	CGI, Inc.*	2,075,840
988	Constellation Software, Inc.	1,463,576
68,730	Emera, Inc.	3,212,853
139,066	Empire Co., Ltd. Class A	4,274,559
49,968	Enbridge, Inc.	2,105,710
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Canada - 11.4% - (continued)
17,629	Fairfax Financial Holdings Ltd.	$ 9,321,866
92,215	Finning International, Inc.	1,936,590
58,598	Fortis, Inc.	2,764,207
60,779	George Weston Ltd.	7,085,033
35,099	Granite Real Estate Investment Trust	2,148,197
267,825	Great-West Lifeco, Inc.	6,525,633
158,911	Hydro One Ltd.(2)	4,263,661
51,974	iA Financial Corp., Inc.	2,579,461
22,694	IGM Financial, Inc.	606,956
386,198	Kinross Gold Corp.	1,371,206
43,504	Linamar Corp.	1,839,380
146,444	Loblaw Cos., Ltd.	13,179,336
15,232	Magna International, Inc.	834,604
169,355	Manulife Financial Corp.	2,930,349
127,297	Metro, Inc.	6,818,055
26,265	Onex Corp.	1,305,156
36,967	Open Text Corp.	1,395,343
281,829	Power Corp. of Canada	7,236,076
152,124	Quebecor, Inc. Class B	3,244,259
27,954	Rogers Communications, Inc. Class B	1,336,643
47,436	Royal Bank of Canada	4,583,451
24,980	Saputo, Inc.	543,578
48,482	Shaw Communications, Inc. Class B	1,425,576
73,643	Stantec, Inc.	3,219,294
58,871	Sun Life Financial, Inc.	2,691,741
120,967	TELUS Corp.	2,688,572
13,004	Thomson Reuters Corp.	1,352,771
38,632	Toromont Industries Ltd.	3,117,034
77,358	Toronto-Dominion Bank	5,062,048
124,028	Tourmaline Oil Corp.	6,435,284
46,033	West Fraser Timber Co., Ltd.	3,524,694
		159,513,703
	China - 0.4%
7,772,400	Yangzijiang Shipbuilding Holdings Ltd.	5,193,887
	Denmark - 2.5%
3,605	AP Moller - Maersk A/S Class B	8,389,967
4,800	Carlsberg A/S Class B	610,008
40,855	Coloplast A/S Class B	4,642,986
556,524	H. Lundbeck A/S	2,696,814
125,234	H. Lundbeck A/S Class A	599,643
115,655	Novo Nordisk A/S Class B	12,798,979
24,980	Novozymes A/S Class B	1,495,987
5,822	SimCorp A/S	421,671
25,168	Topdanmark A/S	1,306,987
88,441	Tryg A/S	1,981,215
		34,944,257
	Finland - 1.2%
10,966	Elisa Oyj	614,721
178,792	Kesko Oyj Class B	4,207,526
104,215	Kojamo Oyj	1,793,343
47,187	Kone Oyj Class B	2,237,683
48,687	Metsa Board Oyj Class B	404,654
90,097	Nordea Bank Abp	791,296
78,205	Orion Oyj Class B	3,482,951
98,966	TietoEVRY Oyj	2,437,612
		15,969,786
	France - 5.8%
3,187	Air Liquide S.A.	426,877
17,254	Arkema S.A.	1,531,803
114,600	AXA S.A.	2,595,053
44,779	BioMerieux	4,363,084
50,521	BNP Paribas S.A.	2,396,051

5

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
June 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	France - 5.8% - (continued)
284,658	Bouygues S.A.	$ 8,737,409
2,832	Capgemini SE	483,929
457,735	Carrefour S.A.(1)	8,080,131
35,736	Cie de Saint-Gobain	1,529,713
198,086	Cie Generale des Etablissements Michelin SCA	5,379,136
50,275	Danone S.A.	2,799,345
38,929	Eiffage S.A.	3,495,172
462,149	Electricite de France S.A.	3,771,497
22,400	Eurazeo SE	1,384,008
4,373	Euroapi S.A.*	68,823
148	Hermes International	165,093
24,867	Ipsen S.A.	2,341,048
4,368	L'Oreal S.A.	1,503,757
606,446	Orange S.A.	7,113,580
79,278	Rubis SCA	1,846,593
100,790	Sanofi	10,151,432
2,711	Sartorius Stedim Biotech	848,281
11,903	SEB S.A.	1,139,247
30,486	Verallia S.A.(2)	726,035
848,829	Vivendi S.A.	8,604,310
		81,481,407
	Germany - 3.7%
15,522	Allianz SE	2,955,347
31,937	Aurubis AG	2,162,241
19,159	Bayerische Motoren Werke AG	1,471,387
34,534	Brenntag SE	2,242,032
57,786	Covestro AG(2)	1,992,400
18,065	Dermapharm Holding SE	897,088
98,947	Deutsche Post AG	3,697,093
476,560	E.ON SE	3,989,743
102,119	Fresenius Medical Care AG & Co. KGaA	5,084,993
108,057	Fresenius SE & Co. KGaA	3,264,780
17,654	Hochtief AG	857,299
27,080	LEG Immobilien SE	2,239,949
58,373	Merck KGaA	9,825,193
11,125	Rheinmetall AG	2,562,228
2,333	SAP SE	212,025
38,710	Siemens Healthineers AG(2)	1,962,360
111,571	TAG Immobilien AG	1,270,230
1,135,227	Telefonica Deutschland Holding AG	3,251,895
92,661	Uniper SE	1,372,682
22,719	Vonovia SE	698,296
		52,009,261
	Hong Kong - 5.0%
887,000	Bank of East Asia Ltd.	1,247,934
1,987,500	BOC Hong Kong Holdings Ltd.	7,851,777
1,796,320	Chow Tai Fook Jewellery Group Ltd.	3,378,852
897,000	CK Asset Holdings Ltd.	6,344,312
739,500	CK Hutchison Holdings Ltd.	4,999,455
508,480	CLP Holdings Ltd.	4,218,460
233,310	Hang Seng Bank Ltd.	4,117,961
861,000	Henderson Land Development Co., Ltd.	3,225,890
779,109	HK Electric Investments & HK Electric Investments Ltd.	714,874
1,384,000	HKT Trust & HKT Ltd.	1,858,985
483,000	Hong Kong & China Gas Co., Ltd.	520,119
7,426	Jardine Matheson Holdings Ltd.	390,311
798,500	Kerry Logistics Network Ltd.	1,717,697
432,500	Kerry Properties Ltd.	1,201,550
264,800	Link REIT	2,159,718
512,000	NWS Holdings Ltd.	486,100
1,799,770	PCCW Ltd.	951,841
246,000	Power Assets Holdings Ltd.	1,547,111
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Hong Kong - 5.0% - (continued)
1,510,000	Sino Land Co., Ltd.	$ 2,228,356
1,368,000	SITC International Holdings Co., Ltd.	3,870,243
538,000	Sun Hung Kai Properties Ltd.	6,355,667
15,500	Techtronic Industries Co., Ltd.	161,677
6,505,792	WH Group Ltd.(2)	5,024,258
2,045,000	Xinyi Glass Holdings Ltd.	4,904,695
		69,477,843
	Ireland - 0.4%
40,109	DCC plc	2,483,255
32,004	Glanbia plc	345,627
7,266	Kerry Group plc Class A	693,840
59,154	Smurfit Kappa Group plc	1,983,909
		5,506,631
	Israel - 2.5%
639,127	Bank Hapoalim BM	5,321,572
688,216	Bank Leumi Le-Israel BM	6,101,711
1,397,639	Bezeq The Israeli Telecommunication Corp. Ltd.	2,163,015
10,238	Check Point Software Technologies Ltd.*	1,246,784
3,346	Elbit Systems Ltd.	761,655
45,150	First International Bank of Israel Ltd.	1,677,260
406,217	ICL Group Ltd.	3,675,747
89,713	Mizrahi Tefahot Bank Ltd.	2,958,712
22,180	Strauss Group Ltd.	543,013
59,151	Tower Semiconductor Ltd.*(1)	2,747,988
165,941	ZIM Integrated Shipping Services Ltd.	7,837,393
		35,034,850
	Italy - 2.6%
2,486,569	A2A S.p.A.	3,150,695
6,921	ACEA S.p.A.	102,094
251,468	Assicurazioni Generali S.p.A.	4,002,610
166,885	Brembo S.p.A.	1,617,336
31,686	De' Longhi S.p.A.	587,657
6,422	DiaSorin S.p.A.	840,578
212,860	Eni S.p.A.	2,520,870
726,947	Hera S.p.A.	2,097,563
19,496	Interpump Group S.p.A.	741,500
542,975	Iren S.p.A.	1,182,989
490,009	Italgas S.p.A.	2,845,715
371,844	Pirelli & C. S.p.A.(2)	1,506,773
116,875	Prysmian S.p.A.	3,202,520
90,556	Recordati Industria Chimica e Farmaceutica S.p.A.	3,929,825
207,453	Snam S.p.A.	1,084,192
440,528	Telecom Italia S.p.A.*	114,999
378,616	Terna Rete Elettrica Nazionale S.p.A.	2,963,931
976,695	Unipol Gruppo S.p.A.	4,427,427
		36,919,274
	Japan - 19.4%
33,005	ABC-Mart, Inc.	1,457,657
55,000	AGC, Inc.	1,931,103
171,100	Air Water, Inc.	2,146,070
111,500	Aisin Corp.	3,447,058
74,000	Ajinomoto Co., Inc.	1,797,505
174,082	Alfresa Holdings Corp.	2,338,520
34,600	Amada Co., Ltd.	253,919
121,088	Aozora Bank Ltd.	2,350,367
365,165	Astellas Pharma, Inc.	5,684,914
93,300	Azbil Corp.	2,448,305
134,493	Bridgestone Corp.	4,900,374
225,500	Brother Industries Ltd.	3,958,761
46,697	Canon Marketing Japan, Inc.	968,622
351,903	Canon, Inc.	7,991,025
33,600	Chubu Electric Power Co., Inc.	337,843

6

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
June 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Japan - 19.4% - (continued)
27,300	COMSYS Holdings Corp.	$ 519,656
103,700	Dai Nippon Printing Co., Ltd.	2,233,456
54,200	Dai-ichi Life Holdings, Inc.	1,001,376
58,000	Daio Paper Corp.	604,100
36,700	Daiwa House Industry Co., Ltd.	854,186
394,217	Daiwa Securities Group, Inc.	1,758,459
25,700	Ebara Corp.	960,995
1,254,100	ENEOS Holdings, Inc.	4,742,050
60,000	EXEO Group, Inc.	937,617
130,520	FUJIFILM Holdings Corp.	6,992,194
61,248	Fujitsu Ltd.	7,648,392
228,600	Haseko Corp.	2,673,773
89,273	Hitachi Ltd.	4,230,537
23,800	Hitachi Transport System Ltd.	1,499,599
178,600	Honda Motor Co., Ltd.	4,329,099
4,221	Hoya Corp.	359,945
296,800	Idemitsu Kosan Co., Ltd.	7,143,911
237,100	Iida Group Holdings Co., Ltd.	3,645,813
56,471	ITOCHU Corp.	1,524,266
57,100	Itochu Techno-Solutions Corp.	1,397,501
68,000	Iwatani Corp.	2,617,791
618,700	Japan Post Bank Co., Ltd.	4,804,597
223,881	Japan Post Holdings Co., Ltd.	1,597,019
56,600	Japan Post Insurance Co., Ltd.	904,483
115,800	Japan Tobacco, Inc.	1,999,682
284,200	Kajima Corp.	3,257,145
101,251	KDDI Corp.	3,196,537
109,500	Kewpie Corp.	1,848,979
85,700	Kinden Corp.	988,494
87,622	Lawson, Inc.	2,915,251
413,700	Marubeni Corp.	3,727,274
13,700	MatsukiyoCocokara & Co.	553,627
152,750	Medipal Holdings Corp.	2,152,026
57,816	MEIJI Holdings Co., Ltd.	2,834,305
57,000	Mitsubishi Corp.	1,693,784
174,000	Mitsubishi Electric Corp.	1,858,408
106,976	Mitsubishi HC Capital, Inc.	492,930
925,800	Mitsubishi UFJ Financial Group, Inc.	4,970,583
55,500	Mitsui & Co., Ltd.	1,223,325
160,700	Mitsui Chemicals, Inc.	3,418,520
256,800	Mizuho Financial Group, Inc.	2,916,657
46,000	Morinaga Milk Industry Co., Ltd.	1,645,578
112,517	NEC Corp.	4,364,687
153,900	NGK Spark Plug Co., Ltd.	2,790,149
81,175	Nihon Kohden Corp.	1,657,498
9,900	Nihon Unisys Ltd.	196,754
395,300	Nikon Corp.	4,565,351
42,600	Nippon Express Holdings, Inc.	2,311,008
113,206	Nippon Telegraph & Telephone Corp.	3,246,480
65,800	Nippon Yusen KK	4,489,831
19,600	Nomura Research Institute Ltd.	520,820
152,100	NTT Data Corp.	2,100,325
169,100	Obayashi Corp.	1,226,039
15,400	OBIC Business Consultants Co., Ltd.	528,806
25,500	Open House Group Co., Ltd.	1,013,581
15,900	Oracle Corp.	919,907
82,700	ORIX Corp.	1,385,486
296,151	Osaka Gas Co., Ltd.	5,659,033
9,200	Otsuka Corp.	272,570
97,900	Otsuka Holdings Co., Ltd.	3,471,953
32,900	PALTAC Corp.	1,017,114
165,900	Panasonic Corp.	1,338,996
455,466	Resona Holdings, Inc.	1,703,451
97,200	Ricoh Co., Ltd.	759,112
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Japan - 19.4% - (continued)
37,800	Rinnai Corp.	$ 2,595,959
6,500	Rohto Pharmaceutical Co., Ltd.	187,553
128,600	Sanwa Holdings Corp.	1,230,577
10,500	Secom Co., Ltd.	647,908
42,300	Sega Sammy Holdings, Inc.	678,145
391,800	Seiko Epson Corp.	5,537,198
100,465	Sekisui Chemical Co., Ltd.	1,373,255
329,348	Sekisui House Ltd.	5,761,257
42,289	Seven & i Holdings Co., Ltd.	1,639,514
55,440	Shimamura Co., Ltd.	4,860,258
9,600	Shionogi & Co., Ltd.	484,399
138,100	Softbank Corp.	1,531,395
197,893	Subaru Corp.	3,512,708
50,817	Sugi Holdings Co., Ltd.	2,225,617
208,800	Sumitomo Dainippon Pharma Co., Ltd.	1,676,794
105,100	Sumitomo Electric Industries Ltd.	1,159,655
25,929	Sumitomo Forestry Co., Ltd.	367,020
41,700	Sumitomo Heavy Industries Ltd.	919,300
93,500	Sumitomo Mitsui Financial Group, Inc.	2,774,959
9,300	Sumitomo Mitsui Trust Holdings, Inc.	286,143
381,300	Sumitomo Rubber Industries Ltd.	3,252,929
35,400	Sundrug Co., Ltd.	789,533
24,607	Suntory Beverage & Food Ltd.	929,181
52,682	Suzuken Co., Ltd.	1,487,140
48,900	Taisei Corp.	1,520,757
33,000	Taisho Pharmaceutical Holdings Co., Ltd.	1,301,976
15,700	TIS, Inc.	410,831
4,300	Tokio Marine Holdings, Inc.	250,141
186,196	Tokyo Gas Co., Ltd.	3,847,132
225,900	Toppan, Inc.	3,769,573
12,800	Toshiba Corp.	519,613
100,100	Tosoh Corp.	1,241,533
51,019	Toyo Suisan Kaisha Ltd.	1,986,607
177,700	Toyota Boshoku Corp.	2,635,645
46,600	Toyota Motor Corp.	720,327
1,355,057	Yamada Holdings Co., Ltd.*	4,867,453
124,946	Yamaha Motor Co., Ltd.	2,286,377
76,380	Yamazaki Baking Co., Ltd.	931,594
208,700	Yokohama Rubber Co., Ltd.	2,821,993
72,853	Zensho Holdings Co., Ltd.	1,748,193
		270,993,056
	Luxembourg - 0.4%
52,839	Eurofins Scientific SE	4,147,459
110,266	Grand City Properties S.A.	1,484,775
9,253	Shurgard Self Storage S.A.	429,989
		6,062,223
	Netherlands - 3.7%
380,597	Aegon N.V.(1)	1,642,511
99,290	ASR Nederland N.V.	4,003,671
387,391	Koninklijke Ahold Delhaize N.V.	10,068,247
20,680	Koninklijke DSM N.V.(1)	2,964,089
2,103,773	Koninklijke KPN N.V.	7,480,123
16,151	Koninklijke Philips N.V.(1)	347,072
91,637	Koninklijke Vopak N.V.	2,306,910
217,524	NN Group N.V.(1)	9,855,968
26,711	QIAGEN N.V.*	1,260,759
102,426	Randstad N.V.	4,947,154
65,886	Signify N.V.(2)	2,178,691
53,640	Wolters Kluwer N.V.	5,190,573
		52,245,768
	New Zealand - 0.5%
352,272	Contact Energy Ltd.	1,594,503

7

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
June 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	New Zealand - 0.5% - (continued)
221,291	Fisher & Paykel Healthcare Corp. Ltd. Class C	$ 2,749,003
336,708	Fletcher Building Ltd.	1,041,918
663,542	Spark New Zealand Ltd.	1,975,713
		7,361,137
	Norway - 1.8%
48,678	Austevoll Seafood ASA	568,088
185,599	Equinor ASA	6,435,075
27,003	Kongsberg Gruppen ASA	964,808
449,263	Norsk Hydro ASA	2,508,297
428,558	Orkla ASA	3,414,670
25,532	Salmar ASA	1,789,611
415,583	Telenor ASA	5,510,400
77,284	Yara International ASA	3,219,727
		24,410,676
	Portugal - 0.5%
112,071	Galp Energia SGPS S.A.	1,310,486
229,951	Jeronimo Martins SGPS S.A.	4,985,943
		6,296,429
	Singapore - 1.9%
209,209	DBS Group Holdings Ltd.	4,461,682
1,218,100	Frasers Logistics & Commercial Trust REIT	1,164,097
998,800	Olam Group Ltd.	1,090,879
742,052	Oversea-Chinese Banking Corp. Ltd.	6,073,128
1,357,100	Singapore Technologies Engineering Ltd.	3,978,564
226,600	United Overseas Bank Ltd.	4,274,089
315,900	Venture Corp. Ltd.	3,774,820
7,430,579	Yangzijiang Financial Holdings Ltd.*	2,189,076
		27,006,335
	Spain - 2.2%
28,454	Acciona S.A.(1)	5,220,639
59,756	Enagas S.A.(1)	1,316,283
17,952	Fluidra S.A.	362,971
224,244	Grifols S.A.(1)	4,228,051
20,150	Grupo Catalana Occidente S.A.	626,708
207,896	Iberdrola S.A.	2,150,845
26,372	Laboratorios Farmaceuticos Rovi S.A.	1,610,123
1,071,624	Mapfre S.A.(1)	1,884,394
48,056	Naturgy Energy Group S.A.	1,380,097
234,429	Red Electrica Corp. S.A.(1)	4,417,635
151,909	Repsol S.A.	2,231,326
1,049,354	Telefonica S.A.*	5,333,842
		30,762,914
	Sweden - 4.1%
1,577	Assa Abloy AB Class B	33,441
97,249	Axfood AB(1)	2,792,941
99,187	BillerudKorsnas AB(1)	1,155,217
80,871	Boliden AB	2,567,615
34,565	Bure Equity AB	688,777
517,496	Electrolux AB Class B	6,951,861
102,276	Essity AB Class B	2,665,839
206,304	Getinge AB Class B	4,759,282
25,348	Husqvarna AB Class B	186,114
105,698	Industrivarden AB Class C	2,346,575
538,430	Investor AB Class B	8,836,696
37,093	L E Lundbergforetagen AB Class B	1,505,453
129,986	Lundin Energy AB(1)	88,667
129,986	Lundin Energy Mergerco AB*(1)(3)(4)	5,292,142
144,517	Samhallsbyggnadsbolaget i Norden AB(1)	240,241
361,289	Securitas AB Class B	3,106,816
136,520	Skandinaviska Enskilda Banken AB Class A	1,337,569
193,709	Skanska AB Class B	2,964,027
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Sweden - 4.1% - (continued)
103,135	Swedish Match AB	$ 1,048,721
79,151	Tele2 AB	899,847
772,103	Telefonaktiebolaget LM Ericsson Class B	5,746,657
65,294	Thule Group AB(1)(2)	1,601,224
44,555	Volvo AB Class B	688,626
		57,504,348
	Switzerland - 7.1%
105,923	Adecco Group AG	3,589,222
7,849	Allreal Holding AG	1,293,751
3,462	ALSO Holding AG	680,575
12,430	Bachem Holding AG	861,472
21,738	Baloise Holding AG	3,539,932
25,218	Banque Cantonale Vaudoise	1,972,976
93	Barry Callebaut AG	206,915
17,352	BKW AG	1,807,066
4,149	Bucher Industries AG	1,438,834
7,518	Cie Financiere Richemont S.A.	798,250
3,834	Daetwyler Holding AG	789,748
17,654	DKSH Holding AG	1,453,110
902	Emmi AG	876,231
31,546	Galenica AG(2)	2,415,336
3,655	Geberit AG	1,751,621
21,884	Helvetia Holding AG	2,553,343
36,100	Kuehne + Nagel International AG	8,522,066
79,572	Logitech International S.A.	4,145,042
36,906	Nestle S.A.	4,296,030
61,981	Novartis AG	5,234,411
22,366	PSP Swiss Property AG	2,481,088
31,342	Roche Holding AG	10,428,782
9,478	Schindler Holding AG	1,698,882
8,914	SFS Group AG	898,523
1,055	SGS S.A.	2,407,871
1,377	Siegfried Holding AG	877,391
7,989	Sonova Holding AG	2,536,853
11,490	Swiss Life Holding AG	5,580,874
35,954	Swiss Prime Site AG	3,145,294
20,000	Swisscom AG	11,017,914
6,378	Tecan Group AG	1,846,745
191,580	UBS Group AG	3,079,768
9,994	Zurich Insurance Group AG	4,334,370
		98,560,286
	United Kingdom - 11.5%
173,155	3i Group plc	2,331,044
89,740	Admiral Group plc	2,445,618
24,383	Anglo American plc	869,703
60,633	AstraZeneca plc ADR	4,006,022
75,296	Aviva plc	366,962
938,882	B&M European Value Retail S.A.	4,181,206
1,227,179	BAE Systems plc	12,372,865
15,374	Bellway plc	400,679
9,433	Berkeley Group Holdings plc	426,618
7,974	BP plc ADR	226,063
1,214,133	BT Group plc	2,747,001
87,213	Bunzl plc	2,879,851
125,885	Centrica plc*	122,305
45,883	Computacenter plc	1,310,596
573,119	ConvaTec Group plc(2)	1,561,879
29,038	Dechra Pharmaceuticals plc	1,219,471
1,283,312	Direct Line Insurance Group plc	3,922,790
85,810	DS Smith plc	288,980
163,158	Electrocomponents plc	1,721,899
41,656	Ferguson plc	4,648,129
276,295	GlaxoSmithKline plc ADR(1)	12,027,121

8

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
June 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	United Kingdom - 11.5% - (continued)
95,645	Halma plc	$ 2,333,575
156,546	Hikma Pharmaceuticals plc	3,075,147
416,710	Howden Joinery Group plc	3,049,599
1,531,530	HSBC Holdings plc	9,961,981
252,567	IG Group Holdings plc	2,117,971
124,882	IMI plc	1,779,006
333,716	Imperial Brands plc	7,440,967
100,883	Inchcape plc	852,108
33,491	Intertek Group plc	1,710,712
1,013,730	J Sainsbury plc	2,511,494
1,913,553	Kingfisher plc	5,677,323
4,191,992	Lloyds Banking Group plc	2,153,987
71,957	Mondi plc	1,271,498
234,746	National Grid plc	2,999,118
847,368	Natwest Group plc	2,246,495
178,011	Pearson plc	1,620,959
16,366	Pennon Group plc	189,316
98,856	RELX plc	2,672,439
104,056	Rio Tinto plc	6,213,021
1,470,321	Royal Mail plc	4,815,848
777,013	Sage Group plc	5,990,249
57,834	Schroders plc	1,876,719
400,361	Segro plc REIT	4,749,382
38,153	Smith & Nephew plc	531,693
80,640	Softcat plc	1,289,781
123,752	Spectris plc	4,074,379
14,109	Spirax-Sarco Engineering plc	1,692,563
245,401	SSE plc	4,816,120
225,572	Standard Chartered plc	1,694,629
1,517,823	Tesco plc	4,709,683
1,267,882	Tritax Big Box plc REIT	2,794,699
29,829	Unilever plc	1,347,963
107,510	Vodafone Group plc	165,374
		160,502,600
	Total Common Stocks (cost $1,478,816,887)	$ 1,382,386,729
PREFERRED STOCKS - 0.1%
	Germany - 0.1%
40,874	Fuchs Petrolub SE (Preference Shares)	$ 1,136,664
4,675	Volkswagen AG (Preference Shares)	622,762
		1,759,426
	Total Preferred Stocks (cost $2,998,179)	$ 1,759,426
	Total Long-Term Investments (cost $1,481,815,066)	$ 1,384,146,155
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.7%
	Securities Lending Collateral - 1.7%
12,951,924	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.37%(5)		$ 12,951,924
11,593,310	Invesco Government & Agency Portfolio, Institutional Class, 1.42%(5)		11,593,310
	Total Short-Term Investments (cost $24,545,234)		$ 24,545,234
	Total Investments (cost $1,506,360,300)	100.8%	$ 1,408,691,389
	Other Assets and Liabilities	(0.8)%	(11,623,483)
	Total Net Assets	100.0%	$ 1,397,067,906
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the aggregate value of these securities was $23,232,617, representing 1.7% of net assets.
(3)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Trustees. At June 30, 2022, the aggregate fair value of this security was $5,292,142, which represented 0.4% of total net assets.
(4)	Investment valued using significant unobservable inputs.
(5)	Current yield as of period end.

Futures Contracts Outstanding at June 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	93	09/16/2022	$ 8,633,190	$ 44,162
Total futures contracts				$ 44,162
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
9

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
June 30, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 126,468,679	$ 126,468,679	$ —	$ —
Austria	2,660,521	2,660,521	—	—
Belgium	15,500,858	15,500,858	—	—
Canada	159,513,703	159,513,703	—	—
China	5,193,887	5,193,887	—	—
Denmark	34,944,257	34,944,257	—	—
Finland	15,969,786	15,969,786	—	—
France	81,481,407	81,481,407	—	—
Germany	52,009,261	52,009,261	—	—
Hong Kong	69,477,843	69,477,843	—	—
Ireland	5,506,631	5,506,631	—	—
Israel	35,034,850	35,034,850	—	—
Italy	36,919,274	36,919,274	—	—
Japan	270,993,056	270,993,056	—	—
Luxembourg	6,062,223	6,062,223	—	—
Netherlands	52,245,768	52,245,768	—	—
New Zealand	7,361,137	7,361,137	—	—
Norway	24,410,676	24,410,676	—	—
Portugal	6,296,429	6,296,429	—	—
Singapore	27,006,335	27,006,335	—	—
Spain	30,762,914	30,762,914	—	—
Sweden	57,504,348	52,212,206	—	5,292,142
Switzerland	98,560,286	98,560,286	—	—
United Kingdom	160,502,600	160,502,600	—	—
Preferred Stocks	1,759,426	1,759,426	—	—
Short-Term Investments	24,545,234	24,545,234	—	—
Futures Contracts(2)	44,162	44,162	—	—
Total	$ 1,408,735,551	$ 1,403,443,409	$ —	$ 5,292,142

(1)	For the period ended June 30, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2022 is not presented.
10

Hartford Multifactor Diversified International ETF
Schedule of Investments
June 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8%
	Australia - 6.7%
3,119	Ansell Ltd.	$ 47,700
4,241	Australia & New Zealand Banking Group Ltd.	64,247
1,677	BHP Group Ltd.	47,569
3,154	BlueScope Steel Ltd.	34,485
17,259	Charter Hall Long Wale REIT	50,677
5,647	Coles Group Ltd.	69,159
11,048	Dexus REIT	67,463
6,859	Fortescue Metals Group Ltd.	82,682
22,227	GPT Group REIT	64,500
4,684	JB Hi-Fi Ltd.	123,878
32,125	Metcash Ltd.	93,665
995	Mineral Resources Ltd.	33,027
6,293	Mirvac Group REIT	8,546
44,345	Shopping Centres Australasia Property Group REIT	83,858
5,916	Sonic Healthcare Ltd.	134,289
8,208	Telstra Corp. Ltd.	21,730
1,464	Wesfarmers Ltd.	42,192
301	Woodside Energy Group Ltd.	6,590
2,178	Woolworths Group Ltd.	53,318
		1,129,575
	Austria - 0.0%
301	Erste Group Bank AG	7,615
	Belgium - 0.6%
63	Ackermans & van Haaren N.V.	9,386
1,516	Etablissements Franz Colruyt N.V.	41,128
2,861	Proximus S.A.	42,069
77	UCB S.A.	6,491
		99,074
	Brazil - 2.6%
26,870	JBS S.A.	162,316
11,536	Telefonica Brasil S.A.	103,813
3,267	TIM S.A.	7,971
5,764	Transmissora Alianca de Energia Eletrica S.A.	42,568
7,440	Vale S.A. ADR	108,847
5,979	Vibra Energia S.A.	19,105
		444,620
	Canada - 5.5%
487	Alimentation Couche-Tard, Inc. Class B	18,956
1,210	Bank of Montreal	116,108
402	Bank of Nova Scotia	23,741
153	Canadian Tire Corp. Ltd. Class A	19,262
3,802	Empire Co., Ltd. Class A	116,865
84	Fairfax Financial Holdings Ltd.	44,418
742	George Weston Ltd.	86,495
1,421	Great-West Lifeco, Inc.	34,623
34	iA Financial Corp., Inc.	1,687
1,864	Loblaw Cos., Ltd.	167,752
42	Magna International, Inc.	2,301
1,840	Manulife Financial Corp.	31,838
63	Metro, Inc.	3,374
3,876	Power Corp. of Canada	99,518
491	Royal Bank of Canada	47,442
989	Toronto-Dominion Bank	64,717
642	West Fraser Timber Co., Ltd.	49,157
		928,254
	China - 11.4%
285,000	Agricultural Bank of China Ltd. Class H	107,507
10,500	Anhui Conch Cement Co., Ltd. Class H	45,495
458,000	Bank of China Ltd. Class H	182,688
154,000	Bank of Communications Co., Ltd. Class H	106,370
28,000	China CITIC Bank Corp. Ltd. Class H	12,525
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	China - 11.4% - (continued)
175,000	China Construction Bank Corp. Class H	$ 117,530
14,000	China Longyuan Power Group Corp. Ltd. Class H	27,047
4,000	China National Building Material Co., Ltd. Class H	4,272
322,000	China Petroleum & Chemical Corp. Class H	144,854
168,000	China Railway Group Ltd. Class H*	103,836
73,000	China Shenhua Energy Co., Ltd. Class H	209,317
58,000	China Tower Corp. Ltd. Class H(1)	7,465
4,800	China Vanke Co., Ltd. Class H	12,063
84,000	CITIC Ltd.	85,103
29,000	COSCO Shipping Holdings Co., Ltd. Class H	40,505
16,000	Country Garden Holdings Co., Ltd.	9,910
8,200	Haier Smart Home Co., Ltd. Class H	30,357
217,000	Industrial & Commercial Bank of China Ltd. Class H	128,868
162,000	Lenovo Group Ltd.	151,328
364,000	PetroChina Co., Ltd. Class H	173,489
82,000	PICC Property & Casualty Co., Ltd. Class H	85,271
41,000	Postal Savings Bank of China Co., Ltd. Class H(1)	32,551
46,000	Want Want China Holdings Ltd.	39,980
109,500	Yangzijiang Shipbuilding Holdings Ltd.	73,173
		1,931,504
	Denmark - 1.9%
55	AP Moller - Maersk A/S Class B	128,002
63	Coloplast A/S Class B	7,160
1,729	Novo Nordisk A/S Class B	191,340
		326,502
	Finland - 0.2%
378	Kone Oyj Class B	17,925
1,782	Nordea Bank Abp	15,651
		33,576
	France - 3.9%
209	Air Liquide S.A.	27,994
1,191	AXA S.A.	26,969
1,024	BNP Paribas S.A.	48,565
4,837	Carrefour S.A.	85,385
851	Cie de Saint-Gobain	36,428
2,064	Cie Generale des Etablissements Michelin SCA	56,049
278	Danone S.A.	15,479
77	Euroapi S.A.*	1,212
6	Hermes International	6,693
41	L'Oreal S.A.	14,115
35	LVMH Moet Hennessy Louis Vuitton SE	21,285
7,942	Orange S.A.(2)	93,159
1,782	Sanofi	179,481
231	Schneider Electric SE	27,265
437	TotalEnergies SE	23,012
		663,091
	Germany - 2.3%
313	Allianz SE	59,594
306	BASF SE	13,284
182	Bayerische Motoren Werke AG	13,977
224	Covestro AG(1)	7,723
1,573	Deutsche Post AG	58,774
397	Deutsche Telekom AG	7,864
4,990	E.ON SE	41,776
343	Fresenius Medical Care AG & Co. KGaA	17,080
154	Fresenius SE & Co. KGaA	4,653
98	LEG Immobilien SE	8,106
963	Merck KGaA	162,090
		394,921
	Hong Kong - 3.8%
8,000	BOC Hong Kong Holdings Ltd.	31,605

11

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
June 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Hong Kong - 3.8% - (continued)
38,000	China Overseas Land & Investment Ltd.	$ 120,098
8,000	China Resources Land Ltd.	37,314
22,000	China Resources Power Holdings Co., Ltd.	45,419
4,000	Chow Tai Fook Jewellery Group Ltd.	7,524
13,500	CK Asset Holdings Ltd.	95,483
9,500	CK Hutchison Holdings Ltd.	64,226
7,000	CLP Holdings Ltd.	58,073
12,000	Henderson Land Development Co., Ltd.	44,960
26,000	Sino Land Co., Ltd.	38,369
6,000	SITC International Holdings Co., Ltd.	16,975
3,500	Sun Hung Kai Properties Ltd.	41,347
1,000	Techtronic Industries Co., Ltd.	10,431
27,500	WH Group Ltd.(1)	21,237
5,000	Xinyi Glass Holdings Ltd.	11,992
		645,053
	India - 0.4%
341	Dr. Reddy's Laboratories Ltd. ADR	18,888
2,457	Infosys Ltd. ADR	45,479
		64,367
	Indonesia - 1.3%
48,100	Astra International Tbk PT	21,390
75,900	Indofood Sukses Makmur Tbk PT	35,918
233,200	Telkom Indonesia Persero Tbk PT	62,615
49,300	United Tractors Tbk PT	93,984
		213,907
	Israel - 2.7%
7,574	Bank Hapoalim BM	63,064
8,904	Bank Leumi Le-Israel BM	78,943
22,119	Bezeq The Israeli Telecommunication Corp. Ltd.	34,232
1,941	Delek Automotive Systems Ltd.	21,061
1,464	FIBI Holdings Ltd.	61,199
791	First International Bank of Israel Ltd.	29,385
42	Fox Wizel Ltd.	4,755
2,616	Harel Insurance Investments & Financial Services Ltd.	25,412
633	ICL Group Ltd.	5,728
8,418	Phoenix Holdings Ltd.	82,830
593	Rami Levy Chain Stores Hashikma Marketing Ltd.	42,263
500	Shufersal Ltd.	3,269
		452,141
	Italy - 0.2%
1,859	Assicurazioni Generali S.p.A.	29,590
808	Eni S.p.A.	9,569
		39,159
	Japan - 15.3%
600	AGC, Inc.	21,067
1,400	Aisin Corp.	43,281
1,400	Alfresa Holdings Corp.	18,807
200	Aozora Bank Ltd.	3,882
5,600	Astellas Pharma, Inc.	87,181
2,100	Bridgestone Corp.	76,515
2,100	Brother Industries Ltd.	36,867
4,200	Canon, Inc.	95,374
700	Daiwa House Industry Co., Ltd.	16,292
3,500	Daiwa Securities Group, Inc.	15,612
700	Denso Corp.	37,140
1,400	ENEOS Holdings, Inc.	5,294
900	FUJIFILM Holdings Corp.	48,215
1,100	Fujitsu Ltd.	137,363
1,300	Haseko Corp.	15,205
2,100	Hitachi Ltd.	99,516
4,700	Honda Motor Co., Ltd.	113,924
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Japan - 15.3% - (continued)
1,300	Idemitsu Kosan Co., Ltd.	$ 31,291
3,400	Iida Group Holdings Co., Ltd.	52,281
1,400	ITOCHU Corp.	37,789
2,800	Japan Post Bank Co., Ltd.	21,744
3,400	KDDI Corp.	107,339
7,600	Marubeni Corp.	68,473
2,500	Medipal Holdings Corp.	35,221
200	MEIJI Holdings Co., Ltd.	9,805
2,000	Mitsubishi Corp.	59,431
4,100	Mitsubishi Electric Corp.	43,790
19,500	Mitsubishi UFJ Financial Group, Inc.	104,695
2,100	Mitsui & Co., Ltd.	46,288
700	Mitsui Chemicals, Inc.	14,891
4,900	Mizuho Financial Group, Inc.	55,653
300	NEC Corp.	11,637
1,900	NGK Spark Plug Co., Ltd.	34,446
2,600	Nihon Kohden Corp.	53,089
5,300	Nikon Corp.	61,210
600	Nippon Electric Glass Co., Ltd.	11,470
2,700	Nippon Telegraph & Telephone Corp.	77,430
1,200	Nippon Yusen KK	81,881
1,300	NTT Data Corp.	17,951
400	Osaka Gas Co., Ltd.	7,643
1,200	Otsuka Holdings Co., Ltd.	42,557
2,000	Panasonic Corp.	16,142
4,200	Resona Holdings, Inc.	15,708
600	Sanwa Holdings Corp.	5,741
4,800	Seiko Epson Corp.	67,837
2,100	Sekisui House Ltd.	36,735
700	Seven & i Holdings Co., Ltd.	27,139
700	Shimamura Co., Ltd.	61,367
6,300	Softbank Corp.	69,861
2,100	Subaru Corp.	37,276
700	Sumitomo Electric Industries Ltd.	7,724
2,600	Sumitomo Mitsui Financial Group, Inc.	77,165
700	Tokio Marine Holdings, Inc.	40,721
700	Tokyo Gas Co., Ltd.	14,463
1,900	Toppan, Inc.	31,705
3,300	Toyota Motor Corp.	51,010
12,600	Yamada Holdings Co., Ltd.*	45,260
1,500	Yamaha Motor Co., Ltd.	27,448
		2,592,842
	Luxembourg - 0.2%
348	Eurofins Scientific SE	27,315
	Malaysia - 2.2%
27,300	DiGi.Com Bhd	21,679
96,300	Hartalega Holdings Bhd	66,858
32,525	Malayan Banking Bhd	63,390
7,600	Petronas Chemicals Group Bhd	15,519
7,700	Petronas Gas Bhd	28,721
13,991	RHB Bank Bhd	18,189
175,600	Sime Darby Bhd	84,862
21,000	Tenaga Nasional Bhd	38,022
121,700	Top Glove Corp. Bhd	28,716
		365,956
	Mexico - 1.7%
7,998	America Movil S.A.B. de C.V. Class L ADR	163,399
2,087	Coca-Cola Femsa S.A.B. de C.V. ADR	115,370
4,423	Grupo Bimbo S.A.B. de C.V. Class A	14,405
		293,174
	Netherlands - 1.5%
5,967	Koninklijke Ahold Delhaize N.V.	155,082

12

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
June 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Netherlands - 1.5% - (continued)
21	Koninklijke DSM N.V.	$ 3,010
2,257	NN Group N.V.	102,264
		260,356
	New Zealand - 0.9%
3,410	Fisher & Paykel Healthcare Corp. Ltd. Class C	42,361
17,641	Goodman Property Trust REIT	21,937
31,403	Spark New Zealand Ltd.	93,503
		157,801
	Norway - 2.5%
703	Atea ASA*	7,286
2,233	Equinor ASA	77,423
10,651	Europris ASA(1)	49,548
1,208	Kongsberg Gruppen ASA	43,162
5,623	Norsk Hydro ASA	31,394
4,462	Orkla ASA	35,552
931	SpareBank 1 Nord Norge	8,245
8,280	Telenor ASA	109,788
3,260	Veidekke ASA	29,532
970	Yara International ASA	40,411
		432,341
	Philippines - 1.5%
1,460	Globe Telecom, Inc.	60,222
6,140	Manila Electric Co.	40,200
26,230	Metropolitan Bank & Trust Co.	22,802
4,300	PLDT, Inc.	131,381
		254,605
	Poland - 1.1%
8,666	Polski Koncern Naftowy ORLEN S.A.	132,076
8,988	Powszechny Zaklad Ubezpieczen S.A.	59,935
		192,011
	Portugal - 0.1%
738	Jeronimo Martins SGPS S.A.	16,002
	Russia - 0.0%
349	Gazprom PJSC ADR(3)(4)	—
	Singapore - 0.6%
2,106	DBS Group Holdings Ltd.	44,914
442	Oversea-Chinese Banking Corp. Ltd.	3,617
500	United Overseas Bank Ltd.	9,431
1,400	Venture Corp. Ltd.	16,729
103,831	Yangzijiang Financial Holdings Ltd.*	30,589
		105,280
	South Africa - 0.0%
1,475	Ninety One Ltd.	3,470
	South Korea - 3.0%
161	Coway Co., Ltd.	7,924
1,422	Kia Corp.	84,658
1,072	KT&G Corp.	67,867
7,426	LG Display Co., Ltd.	83,216
195	LG Electronics, Inc.	13,261
6,691	LG Uplus Corp.*	65,704
77	POSCO Holdings, Inc.	13,670
2,359	Samsung Electronics Co., Ltd.	103,561
20	Samsung Fire & Marine Insurance Co., Ltd.	3,096
824	SK Hynix, Inc.	57,751
		500,708
	Spain - 0.6%
1,003	Banco Bilbao Vizcaya Argentaria S.A.	4,541
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Spain - 0.6% - (continued)
3,557	Iberdrola S.A.	$ 36,800
12,302	Telefonica S.A.*	62,531
		103,872
	Sweden - 3.5%
537	Assa Abloy AB Class B	11,387
3,432	Axfood AB(2)	98,565
917	Boliden AB	29,114
7,271	Electrolux AB Class B	97,676
2,269	Getinge AB Class B	52,344
8,221	Investor AB Class B	134,923
2,644	Samhallsbyggnadsbolaget i Norden AB(2)	4,395
3,027	Skanska AB Class B	46,318
11,828	Telefonaktiebolaget LM Ericsson Class B	88,034
1,531	Volvo AB Class B	23,663
		586,419
	Switzerland - 3.3%
367	Cie Financiere Richemont S.A.	38,968
14	Geberit AG	6,709
432	Kuehne + Nagel International AG	101,982
865	Nestle S.A.	100,690
668	Novartis AG	56,414
509	Roche Holding AG	169,365
76	Swiss Life Holding AG	36,914
2,889	UBS Group AG	46,442
21	Zurich Insurance Group AG	9,108
		566,592
	Taiwan - 6.5%
125,000	Acer, Inc.	91,227
4,000	ASE Technology Holding Co., Ltd.	10,278
14,000	Asustek Computer, Inc.	146,199
56,000	AU Optronics Corp.	30,699
43,000	Cathay Financial Holding Co., Ltd.	73,611
118,000	Compal Electronics, Inc.	90,285
4,000	Evergreen Marine Corp. Taiwan Ltd.*	11,381
23,000	Fubon Financial Holding Co., Ltd.	46,258
21,000	Gigabyte Technology Co., Ltd.	62,647
7,800	Hon Hai Precision Industry Co., Ltd.	28,594
98,000	Innolux Corp.	39,881
48,000	Lite-On Technology Corp.	93,470
14,000	Micro-Star International Co., Ltd.	53,441
5,000	Novatek Microelectronics Corp.	50,784
33,000	Pegatron Corp.	63,262
18,000	Pou Chen Corp.	17,859
6,000	Powertech Technology, Inc.*	17,717
34,000	Quanta Computer, Inc.*	91,251
47,000	Synnex Technology International Corp.	84,094
		1,102,938
	Thailand - 2.0%
13,002	Advanced Info Service PCL NVDR	71,529
35,500	PTT PCL NVDR	34,139
3,900	Siam Cement PCL NVDR	41,256
127,300	Sri Trang Agro-Industry PCL NVDR	76,333
240,800	Sri Trang Gloves Thailand PCL NVDR	111,018
22,300	Supalai PCL NVDR	11,732
		346,007
	Turkey - 1.2%
21,304	Aksa Akrilik Kimya Sanayii AS	73,814
5,041	BIM Birlesik Magazalar AS	24,410
42,102	Eregli Demir ve Celik Fabrikalari T.A.S.	68,436
2,729	Tofas Turk Otomobil Fabrikasi AS	9,807

13

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
June 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Turkey - 1.2% - (continued)
26,867	Turkcell Iletisim Hizmetleri AS	$ 26,068
1,903	Turkiye Sise ve Cam Fabrikalari AS	2,451
		204,986
	United Kingdom - 7.6%
1,301	3i Group plc	17,514
1,252	Anglo American plc	44,657
12,134	B&M European Value Retail S.A.	54,038
18,885	BAE Systems plc	190,406
454	Ferguson plc	50,659
4,509	GlaxoSmithKline plc ADR(2)	196,277
1,686	Hikma Pharmaceuticals plc	33,119
24,000	HSBC Holdings plc	157,972
4,439	Imperial Brands plc	98,978
10,748	Investec plc	57,340
23,226	Kingfisher plc	68,909
2,290	Natwest Group plc	6,071
425	RELX plc	11,489
1,796	Rio Tinto plc	107,236
1,621	Sage Group plc	12,497
5,849	Segro plc REIT	69,385
1,037	Spectris plc	34,142
2,415	SSE plc	47,396
2,094	Tesco plc	6,498
10,421	Tritax Big Box plc REIT	22,970
		1,287,553
	Total Common Stocks (cost $17,974,642)	$ 16,773,587
PREFERRED STOCKS - 0.8%
	Brazil - 0.8%
41,866	Cia Paranaense de Energia (Preference Shares)	$ 54,680
6,663	Gerdau S.A. (Preference Shares)	28,477
9,706	Petroleo Brasileiro S.A. (Preference Shares)	51,839
		134,996
	Total Preferred Stocks (cost $158,088)	$ 134,996
	Total Long-Term Investments (cost $18,132,730)	$ 16,908,583
SHORT-TERM INVESTMENTS - 0.4%
	Securities Lending Collateral - 0.4%
29,922	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.37%(5)	$ 29,922
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.4% - (continued)
	Securities Lending Collateral - 0.4% - (continued)
26,784	Invesco Government & Agency Portfolio, Institutional Class, 1.42%(5)		$ 26,784
	Total Short-Term Investments (cost $56,706)		$ 56,706
	Total Investments (cost $18,189,436)	100.0%	$ 16,965,289
	Other Assets and Liabilities	0.0%	7,066
	Total Net Assets	100.0%	$ 16,972,355
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the aggregate value of these securities was $118,524, representing 0.7% of net assets.
(2)	Represents entire or partial securities on loan.
(3)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Trustees. At June 30, 2022, the aggregate fair value of this security was $0, which represented 0.0% of total net assets.
(4)	Investment valued using significant unobservable inputs.
(5)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

14

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
June 30, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 1,129,575	$ 1,129,575	$ —	$ —
Austria	7,615	7,615	—	—
Belgium	99,074	99,074	—	—
Brazil	444,620	444,620	—	—
Canada	928,254	928,254	—	—
China	1,931,504	1,931,504	—	—
Denmark	326,502	326,502	—	—
Finland	33,576	33,576	—	—
France	663,091	663,091	—	—
Germany	394,921	394,921	—	—
Hong Kong	645,053	645,053	—	—
India	64,367	64,367	—	—
Indonesia	213,907	213,907	—	—
Israel	452,141	452,141	—	—
Italy	39,159	39,159	—	—
Japan	2,592,842	2,592,842	—	—
Luxembourg	27,315	27,315	—	—
Malaysia	365,956	365,956	—	—
Mexico	293,174	293,174	—	—
Netherlands	260,356	260,356	—	—
New Zealand	157,801	157,801	—	—
Norway	432,341	432,341	—	—
Philippines	254,605	254,605	—	—
Poland	192,011	192,011	—	—
Portugal	16,002	16,002	—	—
Russia	—	—	—	—
Singapore	105,280	105,280	—	—
South Africa	3,470	3,470	—	—
South Korea	500,708	500,708	—	—
Spain	103,872	103,872	—	—
Sweden	586,419	586,419	—	—
Switzerland	566,592	566,592	—	—
Taiwan	1,102,938	1,102,938	—	—
Thailand	346,007	346,007	—	—
Turkey	204,986	204,986	—	—
United Kingdom	1,287,553	1,287,553	—	—
Preferred Stocks	134,996	134,996	—	—
Short-Term Investments	56,706	56,706	—	—
Total	$ 16,965,289	$ 16,965,289	$ —	$ —

(1)	For the period ended June 30, 2022, investments valued at $3,485 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2022 is not presented.
15

Hartford Multifactor Emerging Markets ETF
Schedule of Investments
June 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8%
	Brazil - 3.7%
9,953	Equatorial Energia S.A.	$ 43,471
40,755	JBS S.A.	246,192
1,574	Raia Drogasil S.A.	5,779
35,538	Telefonica Brasil S.A.	319,808
64,558	TIM S.A.	157,523
20,475	Transmissora Alianca de Energia Eletrica S.A.	151,210
21,914	Vale S.A. ADR	320,602
32,709	Vibra Energia S.A.	104,517
		1,349,102
	Chile - 1.1%
933,472	Banco de Chile	83,197
29,143	Cencosud S.A.	36,333
7,549	Cia Cervecerias Unidas S.A.	46,735
23,489	Empresas COPEC S.A.	169,737
14,458	Falabella S.A.	33,179
158	Sociedad Quimica y Minera de Chile S.A. ADR	13,198
		382,379
	China - 23.2%
949,000	Agricultural Bank of China Ltd. Class H	357,979
23,600	Alibaba Group Holding Ltd.*	336,543
44,500	Anhui Conch Cement Co., Ltd. Class H	192,814
3,400	ANTA Sports Products Ltd.	41,769
962,000	Bank of China Ltd. Class H	383,724
439,000	Bank of Communications Co., Ltd. Class H	303,223
354,000	China CITIC Bank Corp. Ltd. Class H	158,347
33,000	China Conch Environment Protection Holdings Ltd.*	22,962
33,000	China Conch Venture Holdings Ltd.	71,913
566,000	China Construction Bank Corp. Class H	380,125
313,000	China Everbright Bank Co., Ltd. Class H	101,316
12,000	China Life Insurance Co., Ltd. Class H	20,890
42,000	China Longyuan Power Group Corp. Ltd. Class H	81,142
12,000	China Mengniu Dairy Co., Ltd.	59,870
34,000	China Merchants Bank Co., Ltd. Class H	227,477
338,500	China Minsheng Banking Corp. Ltd. Class H	120,786
54,000	China National Building Material Co., Ltd. Class H	57,668
6,400	China Pacific Insurance Group Co., Ltd. Class H	15,643
578,000	China Petroleum & Chemical Corp. Class H	260,017
388,000	China Railway Group Ltd. Class H	239,813
133,000	China Shenhua Energy Co., Ltd. Class H	381,358
1,664,000	China Tower Corp. Ltd. Class H(1)	214,177
51,100	China Vanke Co., Ltd. Class H	128,418
183,000	CITIC Ltd.	185,403
62,000	COSCO Shipping Holdings Co., Ltd. Class H	86,597
152,071	Country Garden Holdings Co., Ltd.	94,185
122,000	CSPC Pharmaceutical Group Ltd.	121,114
9,300	ENN Energy Holdings Ltd.	152,769
3,000	GF Securities Co., Ltd. Class H	3,968
31,800	Guotai Junan Securities Co., Ltd. Class H(1)	39,593
76,800	Haier Smart Home Co., Ltd. Class H	284,319
10,000	Huaneng Power International, Inc. Class H Class H	4,983
14,200	Huatai Securities Co., Ltd. Class H(1)	21,064
700,000	Industrial & Commercial Bank of China Ltd. Class H	415,703
4,714	JD.com, Inc. ADR	302,733
328,000	Lenovo Group Ltd.	306,392
11,500	Li Ning Co., Ltd.	106,545
10,500	Longfor Group Holdings Ltd.(1)	49,577
4,200	Meituan Class B*(1)	103,944
424	NetEase, Inc. ADR	39,585
616,000	PetroChina Co., Ltd. Class H	293,597
184,000	PICC Property & Casualty Co., Ltd. Class H	191,341
40,000	Ping An Insurance Group Co. of China Ltd. Class H	271,953
307,000	Postal Savings Bank of China Co., Ltd. Class H(1)	243,739
6,600	Shenzhou International Group Holdings Ltd.	79,946
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	China - 23.2% - (continued)
1,600	Sunny Optical Technology Group Co., Ltd.	$ 26,079
4,500	Tencent Holdings Ltd.	203,238
168,000	Want Want China Holdings Ltd.	146,013
34,200	Xiaomi Corp. Class B*(1)	59,448
18,000	Yanzhou Coal Mining Co., Ltd. Class H	56,430
3,690	Yum China Holdings, Inc.	178,965
21,000	Zhongsheng Group Holdings Ltd.	148,128
803	ZTO Express Cayman, Inc. ADR	22,042
		8,397,367
	Hong Kong - 2.6%
91,000	China Overseas Land & Investment Ltd.	287,602
33,400	China Resources Gas Group Ltd.	155,573
34,000	China Resources Land Ltd.	158,584
62,000	China Resources Power Holdings Co., Ltd.	127,999
213,000	Sino Biopharmaceutical Ltd.	134,907
22,000	Wharf Holdings Ltd.	80,184
		944,849
	India - 14.0%
733	ACC Ltd.	19,695
924	Apollo Hospitals Enterprise Ltd.	43,098
5,012	Asian Paints Ltd.	171,051
5,161	Aurobindo Pharma Ltd.	33,532
405	Axis Bank Ltd. GDR*	16,281
1,126	Bajaj Auto Ltd.	52,849
1,032	Balkrishna Industries Ltd.	28,085
36,137	Bharat Petroleum Corp. Ltd.	141,121
18,704	Bharti Airtel Ltd.*	162,225
18,462	Bharti Infratel Ltd.	48,883
13,799	Cipla Ltd.	160,264
93,249	Coal India Ltd.	219,152
2,246	Crompton Greaves Consumer Electricals Ltd.	9,674
1,044	Divi's Laboratories Ltd.	47,993
3,820	Dr. Reddy's Laboratories Ltd. ADR	211,590
233	Eicher Motors Ltd.	8,244
27,962	GAIL India Ltd.	47,871
14,618	HCL Technologies Ltd.	180,151
4,957	Hero MotoCorp Ltd.	170,712
6,228	Hindalco Industries Ltd.	26,707
53,557	Hindustan Petroleum Corp. Ltd.	147,299
5,212	Hindustan Unilever Ltd.	147,214
2,095	Housing Development Finance Corp. Ltd.	57,589
5,689	ICICI Bank Ltd. ADR	100,923
65,657	Indian Oil Corp.(2)	61,731
131,314	Indian Oil Corp. Ltd.	123,461
17,090	Infosys Ltd. ADR	316,336
6,713	ITC Ltd.	23,249
4,622	JSW Steel Ltd.	33,038
608	Larsen & Toubro Infotech Ltd.(1)	30,606
7,032	Larsen & Toubro Ltd.	138,752
4,742	Mahindra & Mahindra Ltd.	65,639
574	Maruti Suzuki India Ltd.	61,568
1,823	Mindtree Ltd.	66,645
2,824	Mphasis Ltd.	82,034
120	MRF Ltd.	107,583
54,012	NTPC Ltd.	97,734
73,341	Oil & Natural Gas Corp. Ltd.	140,743
122	Page Industries Ltd.	62,051
856	Persistent Systems Ltd.	36,873
15,556	Petronet LNG Ltd.	42,804
391	Pidilite Industries Ltd.	10,347
58,482	Power Grid Corp. of India Ltd.	156,920
1,915	Reliance Industries Ltd. GDR(1)	124,571
13,204	Sun Pharmaceutical Industries Ltd.	138,874

16

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
June 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	India - 14.0% - (continued)
7,651	Tata Consultancy Services Ltd.	$ 316,523
10,979	Tata Steel Ltd.	120,540
10,122	Tech Mahindra Ltd.	128,171
2,578	Titan Co., Ltd.	63,371
817	Tube Investments of India Ltd.	19,049
239	UltraTech Cement Ltd.	16,970
35,000	Vedanta Ltd.	98,832
23,895	Wipro Ltd. ADR	126,882
		5,064,100
	Indonesia - 3.7%
603,900	Astra International Tbk PT	268,558
340,800	Bank Central Asia Tbk PT	165,853
55,200	Bank Mandiri Persero Tbk PT	29,365
464,600	Bank Rakyat Indonesia Persero Tbk PT	129,424
42,400	Indofood CBP Sukses Makmur Tbk PT	27,180
335,200	Indofood Sukses Makmur Tbk PT	158,628
1,484,800	Kalbe Farma Tbk PT	165,448
68,600	Sarana Menara Nusantara Tbk PT	5,065
853,600	Telkom Indonesia Persero Tbk PT	229,193
78,900	United Tractors Tbk PT	150,412
		1,329,126
	Malaysia - 3.4%
91,646	CIMB Group Holdings Bhd	103,134
127,100	DiGi.Com Bhd	100,930
128,500	Hartalega Holdings Bhd	89,214
9,100	Hong Leong Bank Bhd	42,243
7,300	IHH Healthcare Bhd	10,683
106,044	Malayan Banking Bhd	206,675
12,200	Maxis Bhd	9,134
10,600	MISC Bhd	17,076
77,200	Petronas Chemicals Group Bhd	157,640
50,800	Petronas Gas Bhd	189,484
38,800	Public Bank Bhd	38,470
166,600	Sime Darby Bhd	80,512
90,700	Tenaga Nasional Bhd	164,217
141,600	Top Glove Corp. Bhd	33,412
		1,242,824
	Mexico - 4.4%
22,670	America Movil S.A.B. de C.V. Class L ADR	463,148
16,984	Arca Continental S.A.B. de C.V.	111,648
3,833	Coca-Cola Femsa S.A.B. de C.V. ADR	211,888
447	Fomento Economico Mexicano S.A.B. de C.V. ADR	30,168
8,779	Gruma S.A.B. de C.V. Class B	96,620
57,399	Grupo Bimbo S.A.B. de C.V. Class A	186,942
11,380	Grupo Financiero Banorte S.A.B. de C.V. Class O	63,398
10,299	Grupo Mexico S.A.B. de C.V. Series B	42,782
43,905	Kimberly-Clark de Mexico S.A.B. de C.V. Class A(3)	59,408
5,261	Orbia Advance Corp. S.A.B. de C.V.	12,308
87,860	Wal-Mart de Mexico S.A.B. de C.V.	301,348
		1,579,658
	Philippines - 2.6%
23,115	AC Energy Corp.	3,380
7,525	Ayala Corp.	82,113
11,800	Ayala Land, Inc.	5,472
71,530	BDO Unibank, Inc.	143,750
3,850	Globe Telecom, Inc.	158,803
9,020	International Container Terminal Services, Inc.	30,184
14,150	Manila Electric Co.	92,644
41,770	Metropolitan Bank & Trust Co.	36,312
8,220	PLDT, Inc.	251,152
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	Philippines - 2.6% - (continued)
8,055	SM Investments Corp.	$ 114,559
36,400	SM Prime Holdings, Inc.	24,196
		942,565
	Poland - 2.6%
4,821	Bank Polska Kasa Opieki S.A.	87,437
291	CD Projekt S.A.	6,193
20,478	Cyfrowy Polsat S.A.	96,654
57	LPP S.A.	114,042
30,609	Orange Polska S.A.	42,688
18,932	Polski Koncern Naftowy ORLEN S.A.	288,537
2,893	Powszechna Kasa Oszczednosci Bank Polski S.A.*	18,018
43,007	Powszechny Zaklad Ubezpieczen S.A.	286,787
		940,356
	Russia - 0.0%
38,587	Gazprom PJSC ADR(2)(4)	—
397	Lukoil PJSC ADR(2)(4)	—
3,877	MMC Norilsk Nickel PJSC ADR(2)(4)	—
59,412	Sberbank of Russia PJSC*(2)(4)	—
1,265	Sberbank of Russia PJSC ADR*(2)(4)	—
172	Yandex N.V. Class A*(2)(4)	—
		—
	South Africa - 2.6%
2,474	Aspen Pharmacare Holdings Ltd.	20,997
26,742	FirstRand Ltd.	101,810
211	Kumba Iron Ore Ltd.	6,770
3,219	Mr. Price Group Ltd.	34,852
10,504	MTN Group Ltd.	84,660
6,180	MultiChoice Group Ltd.	43,687
1,333	Naspers Ltd. Class N	192,655
3,426	Ninety One Ltd.	8,060
5,339	Shoprite Holdings Ltd.	64,488
13,812	Standard Bank Group Ltd.	130,823
19,476	Vodacom Group Ltd.	155,891
31,307	Woolworths Holdings Ltd.	103,672
		948,365
	South Korea - 10.8%
8,065	BNK Financial Group, Inc.	41,679
4,025	Coway Co., Ltd.	198,088
767	DB HiTek Co., Ltd.	29,507
1,088	DB Insurance Co., Ltd.	51,367
390	E-Mart, Inc.	31,689
2,001	GS Holdings Corp.	64,496
1,849	Hana Financial Group, Inc.	56,037
2,844	Hankook Tire & Technology Co., Ltd.	72,173
8,334	Hanon Systems	64,508
260	Hansol Chemical Co., Ltd.	40,850
453	Hotel Shilla Co., Ltd.	24,841
678	Hyundai Mobis Co., Ltd.	103,914
610	Hyundai Motor Co.	84,801
1,383	KB Financial Group, Inc.	51,287
4,646	Kia Corp.	276,599
61	Korea Zinc Co., Ltd.	22,903
3,623	KT&G Corp.	229,367
462	LEENO Industrial, Inc.	46,257
16,435	LG Display Co., Ltd.	184,172
2,242	LG Electronics, Inc.	152,471
66	LG Household & Health Care Ltd.	34,566
437	LG Innotek Co., Ltd.	115,275
18,372	LG Uplus Corp.*	180,409
921	Meritz Fire & Marine Insurance Co., Ltd.	23,514
786	NAVER Corp.	145,287
74	NCSoft Corp.	19,919

17

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
June 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	South Korea - 10.8% - (continued)
194	Orion Corp.	$ 15,539
440	POSCO Holdings, Inc.	78,112
823	Samsung C&T Corp.	77,964
1,521	Samsung Electro-Mechanics Co., Ltd.	152,873
6,814	Samsung Electronics Co., Ltd.	299,136
756	Samsung Fire & Marine Insurance Co., Ltd.	117,033
1,778	Samsung SDS Co., Ltd.	178,019
2,071	Samsung Securities Co., Ltd.	53,354
2,664	Seegene, Inc.	74,171
1,077	Shinhan Financial Group Co., Ltd.	30,732
669	Shinsegae, Inc.	112,324
4,031	SK Hynix, Inc.	282,518
7,396	Woori Financial Group, Inc.	68,925
817	Yuhan Corp.	35,237
		3,921,913
	Taiwan - 15.8%
231,000	Acer, Inc.	168,588
4,000	Advantech Co., Ltd.	46,547
32,000	ASE Technology Holding Co., Ltd.	82,224
30,000	Asustek Computer, Inc.	313,283
107,000	AU Optronics Corp.	58,658
29,000	Catcher Technology Co., Ltd.	161,417
77,000	Cathay Financial Holding Co., Ltd.	131,814
141,000	China Development Financial Holding Corp.	69,709
16,000	China Steel Corp.	15,309
52,000	Chunghwa Telecom Co., Ltd.	213,362
328,000	Compal Electronics, Inc.	250,963
95,000	CTBC Financial Holding Co., Ltd.	80,196
8,000	Delta Electronics, Inc.	59,596
1,000	Eclat Textile Co., Ltd.	13,974
9,000	Elite Material Co., Ltd.	54,030
10,000	Evergreen Marine Corp. Taiwan Ltd.	28,453
67,000	Far EasTone Telecommunications Co., Ltd.	188,380
3,000	Feng TAY Enterprise Co., Ltd.	17,707
35,000	First Financial Holding Co., Ltd.	30,841
2,000	Formosa Chemicals & Fibre Corp.	5,025
45,000	Fubon Financial Holding Co., Ltd.	90,504
3,000	Giant Manufacturing Co., Ltd.	24,215
46,000	Gigabyte Technology Co., Ltd.	137,226
58,224	Hon Hai Precision Industry Co., Ltd.	213,443
127,000	Innolux Corp.	51,682
205,000	Inventec Corp.	173,399
1,000	Largan Precision Co., Ltd.	58,015
120,245	Lite-On Technology Corp.	234,153
44,000	Macronix International Co., Ltd.	52,533
3,000	MediaTek, Inc.	65,683
60,000	Mega Financial Holding Co., Ltd.	71,233
40,000	Micro-Star International Co., Ltd.	152,690
10,000	Nan Ya Plastics Corp.	27,915
14,000	Novatek Microelectronics Corp.	142,197
79,000	Pegatron Corp.	151,445
7,000	Phison Electronics Corp.	63,800
111,000	Pou Chen Corp.	110,128
35,000	Powertech Technology, Inc.	103,351
6,000	President Chain Store Corp.	54,988
96,000	Quanta Computer, Inc.	257,649
7,000	Realtek Semiconductor Corp.	85,459
85,000	Shin Kong Financial Holding Co., Ltd.	25,042
11,000	Sino-American Silicon Products, Inc.	52,163
78,000	SinoPac Financial Holdings Co., Ltd.	44,072
134,000	Synnex Technology International Corp.	239,757
73,044	Taishin Financial Holding Co., Ltd.	40,043
36,000	Taiwan Cement Corp.	47,825
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	Taiwan - 15.8% - (continued)
69,060	Taiwan Cooperative Financial Holding Co., Ltd.	$ 62,363
35,000	Taiwan Mobile Co., Ltd.	127,129
2,246	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	183,611
31,000	Uni-President Enterprises Corp.	69,854
68,000	United Microelectronics Corp.	89,535
13,000	Vanguard International Semiconductor Corp.	33,578
139,686	Wistron Corp.	125,435
2,000	Wiwynn Corp.	46,883
99,000	WPG Holdings Ltd.	183,460
70,000	Yuanta Financial Holding Co., Ltd.	46,379
		5,728,913
	Thailand - 3.7%
57,566	Advanced Info Service PCL NVDR	316,690
312,600	Bangkok Dusit Medical Services PCL NVDR	221,044
55,000	Com7 Plc NVDR	46,670
40,800	CP ALL Plc NVDR	69,241
83,400	Home Product Center Plc NVDR	29,958
11,600	PTT Exploration & Production PCL NVDR	52,332
10,800	PTT Oil & Retail Business Plc NVDR NVDR	7,790
104,200	PTT PCL NVDR	100,206
17,600	Siam Cement PCL NVDR	186,180
160,600	Sri Trang Agro-Industry PCL NVDR	96,301
430,500	Sri Trang Gloves Thailand PCL NVDR	198,477
		1,324,889
	Turkey - 2.2%
72,104	Akbank T.A.S.	34,634
42,982	Aksa Akrilik Kimya Sanayii AS	148,924
34,156	BIM Birlesik Magazalar AS	165,395
109,269	Eregli Demir ve Celik Fabrikalari T.A.S.	177,616
1,021	Ford Otomotiv Sanayi AS	16,327
7,937	KOC Holding AS	17,398
8,461	Tofas Turk Otomobil Fabrikasi AS	30,405
177,776	Turkcell Iletisim Hizmetleri AS	172,490
27,764	Turkiye Sise ve Cam Fabrikalari AS	35,752
		798,941
	United Kingdom - 0.4%
24,919	Investec plc	132,942
	Total Common Stocks (cost $38,799,358)	$ 35,028,289
PREFERRED STOCKS - 2.0%
	Brazil - 2.0%
32,357	Banco Bradesco S.A. (Preference Shares)	$ 106,424
12,811	Cia Energetica de Minas Gerais (Preference Shares)	25,429
102,070	Cia Paranaense de Energia (Preference Shares)	133,310
21,990	Gerdau S.A. (Preference Shares)	93,982
33,064	Itau Unibanco Holding S.A. (Preference Shares)	143,335
18,709	Itausa S.A. (Preference Shares)	29,837
34,061	Petroleo Brasileiro S.A. (Preference Shares)	181,917
		714,234
	Chile - 0.0%
10,050	Embotelladora Andina S.A. (Preference Shares)	17,567
	Total Preferred Stocks (cost $806,189)	$ 731,801
	Total Long-Term Investments (cost $39,605,547)	$ 35,760,090

18

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
June 30, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Securities Lending Collateral - 0.2%
31,376	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.37%(5)		$ 31,376
28,084	Invesco Government & Agency Portfolio, Institutional Class, 1.42%(5)		28,084
	Total Short-Term Investments (cost $59,460)		$ 59,460
	Total Investments (cost $39,665,007)	99.0%	$ 35,819,550
	Other Assets and Liabilities	1.0%	361,735
	Total Net Assets	100.0%	$ 36,181,285
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the aggregate value of these securities was $886,719, representing 2.5% of net assets.
(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Trustees. At June 30, 2022, the aggregate fair value of these securities are $61,731, which represented 0.2% of total net assets.
(3)	Represents entire or partial securities on loan.
(4)	Investment valued using significant unobservable inputs.
(5)	Current yield as of period end.

Futures Contracts Outstanding at June 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	8	09/16/2022	$ 401,080	$ (414)
Total futures contracts				$ (414)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
19

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
June 30, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 1,349,102	$ 1,349,102	$ —	$ —
Chile	382,379	382,379	—	—
China	8,397,367	8,397,367	—	—
Hong Kong	944,849	944,849	—	—
India	5,064,100	5,002,369	61,731	—
Indonesia	1,329,126	1,329,126	—	—
Malaysia	1,242,824	1,242,824	—	—
Mexico	1,579,658	1,579,658	—	—
Philippines	942,565	942,565	—	—
Poland	940,356	940,356	—	—
Russia	—	—	—	—
South Africa	948,365	948,365	—	—
South Korea	3,921,913	3,921,913	—	—
Taiwan	5,728,913	5,728,913	—	—
Thailand	1,324,889	1,324,889	—	—
Turkey	798,941	798,941	—	—
United Kingdom	132,942	132,942	—	—
Preferred Stocks	731,801	731,801	—	—
Short-Term Investments	59,460	59,460	—	—
Total	$ 35,819,550	$ 35,757,819	$ 61,731	$ —
Liabilities
Futures Contracts(2)	$ (414)	$ (414)	$ —	$ —
Total	$ (414)	$ (414)	$ —	$ —

(1)	For the period ended June 30, 2022, investments valued at $829,337 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
20

Hartford Multifactor Small Cap ETF
Schedule of Investments
June 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Automobiles & Components - 0.7%
3,571	Standard Motor Products, Inc.	$ 160,659
	Banks - 9.5%
1,206	Ameris Bancorp	48,457
1,916	Associated Banc-Corp.	34,986
963	Banner Corp.	54,130
781	Cathay General Bancorp	30,576
965	Central Pacific Financial Corp.	20,699
281	City Holding Co.	22,446
305	Community Trust Bancorp, Inc.	12,334
2,051	CVB Financial Corp.	50,885
418	Eagle Bancorp, Inc.	19,817
110	Farmers National Banc Corp.	1,650
2,065	Financial Institutions, Inc.	53,731
9,813	First BanCorp	131,238
3,471	First Busey Corp.	79,312
17	First Community Bankshares, Inc.	500
942	First Financial Corp.	41,919
1,459	First Hawaiian, Inc.	33,134
5,743	First Interstate BancSystem, Inc. Class A	218,866
383	First Merchants Corp.	13,643
4,626	Fulton Financial Corp.	66,846
101	Great Southern Bancorp, Inc.	5,915
4,875	Hanmi Financial Corp.	109,395
728	Heartland Financial USA, Inc.	30,241
915	Heritage Financial Corp.	23,021
2,146	Hilltop Holdings, Inc.	57,212
714	HomeStreet, Inc.	24,754
7,785	Hope Bancorp, Inc.	107,744
1,421	Independent Bank Corp.	27,397
319	Midland States Bancorp, Inc.	7,669
209	National Bank Holdings Corp. Class A	7,999
1,079	NBT Bancorp, Inc.	40,560
3,374	Northwest Bancshares, Inc.	43,187
2,077	OceanFirst Financial Corp.	39,733
2,029	Old National Bancorp	30,009
235	Park National Corp.	28,494
1,612	PCB Bancorp	30,112
1,024	Preferred Bank	69,653
207	QCR Holdings, Inc.	11,176
543	Renasant Corp.	15,644
1,491	Republic Bancorp, Inc. Class A	71,941
2,515	S&T Bancorp, Inc.	68,987
2,810	Simmons First National Corp. Class A	59,741
3,649	Towne Bank	99,070
622	TriCo Bancshares	28,388
1,286	TrustCo Bank Corp. NY	39,660
2,785	Trustmark Corp.	81,294
2,607	Univest Financial Corp.	66,322
335	Washington Federal, Inc.	10,057
179	Washington Trust Bancorp, Inc.	8,658
3,202	Waterstone Financial, Inc.	54,594
608	WesBanco, Inc.	19,280
		2,253,076
	Capital Goods - 8.0%
96	Alamo Group, Inc.	11,177
911	Applied Industrial Technologies, Inc.	87,611
399	Argan, Inc.	14,891
2,475	BlueLinx Holdings, Inc.*	165,355
3,518	Boise Cascade Co.	209,286
1,086	Comfort Systems USA, Inc.	90,301
2,220	Encore Wire Corp.	230,702
1,353	Federal Signal Corp.	48,167
1,186	Global Industrial Co.	40,051
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Capital Goods - 8.0% - (continued)
2,361	GMS, Inc.*	$ 105,065
7,178	GrafTech International Ltd.	50,749
13,325	Hudson Technologies, Inc.*	100,071
542	IES Holdings, Inc.*	16,352
177	Insteel Industries, Inc.	5,960
284	Kadant, Inc.	51,787
588	McGrath Rent Corp.	44,688
1,718	Miller Industries, Inc.	38,947
428	MSC Industrial Direct Co., Inc. Class A	32,147
3,473	Mueller Industries, Inc.	185,076
1,805	MYR Group, Inc.*	159,075
271	National Presto Industries, Inc.	17,788
1,452	Rush Enterprises, Inc. Class A	69,986
1,658	Sterling Construction Co., Inc.*	36,343
771	Veritiv Corp.*	83,692
		1,895,267
	Commercial & Professional Services - 4.8%
315	Barrett Business Services, Inc.	22,954
2,509	Brady Corp. Class A	118,525
1,144	Deluxe Corp.	24,790
4,660	Ennis, Inc.	94,272
1,233	Healthcare Services Group, Inc.	21,467
3,238	Heidrick & Struggles International, Inc.	104,782
5,764	HNI Corp.	199,953
2,137	Kelly Services, Inc. Class A	42,377
2,586	Kforce, Inc.	158,625
981	ManTech International Corp. Class A	93,636
9,235	Resources Connection, Inc.	188,117
670	TrueBlue, Inc.*	11,993
372	UniFirst Corp.	64,051
		1,145,542
	Consumer Durables & Apparel - 4.5%
1,225	Acushnet Holdings Corp.	51,058
479	Carter's, Inc.	33,760
435	Century Communities, Inc.	19,562
5,793	Ethan Allen Interiors, Inc.	117,077
554	Green Brick Partners, Inc.*	10,842
22	Hooker Furniture Corp.	342
964	Johnson Outdoors, Inc. Class A	58,958
2,431	Kontoor Brands, Inc.	81,123
1,382	Lakeland Industries, Inc.*	21,228
5,563	Levi Strauss & Co. Class A	90,788
707	MDC Holdings, Inc.	22,843
5,798	Movado Group, Inc.	179,332
11,768	Smith & Wesson Brands, Inc.	154,514
2,722	Sturm Ruger & Co., Inc.	173,255
2,336	Vista Outdoor, Inc.*	65,174
		1,079,856
	Consumer Services - 0.8%
6,980	Perdoceo Education Corp.*	82,225
2,685	Stride, Inc.*	109,521
		191,746
	Diversified Financials - 2.2%
1,258	A-Mark Precious Metals, Inc.	40,570
1,669	B. Riley Financial, Inc.	70,515
7,185	Cherry Hill Mortgage Investment Corp. REIT(1)	45,984
4,453	Cowen, Inc. Class A	105,491
665	Moelis & Co. Class A	26,168
3,021	Oppenheimer Holdings, Inc. Class A	99,814
2,886	Victory Capital Holdings, Inc. Class A	69,553
3,268	Virtu Financial, Inc. Class A	76,504
		534,599

21

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
June 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Energy - 2.9%
557	Arch Resources, Inc.	$ 79,701
1,560	Centrus Energy Corp. Class A*	38,610
688	Civitas Resources, Inc.	35,975
3,758	CONSOL Energy, Inc.*	185,570
701	Dorian LPG Ltd.	10,655
1,677	Equitrans Midstream Corp.	10,666
7,338	Magnolia Oil & Gas Corp. Class A	154,025
686	Oasis Petroleum, Inc.	83,452
11,804	VAALCO Energy, Inc.	81,920
623	World Fuel Services Corp.	12,747
		693,321
	Food & Staples Retailing - 4.4%
1,048	Andersons, Inc.	34,574
3,255	Ingles Markets, Inc. Class A	282,371
5,305	SpartanNash Co.	160,052
6,920	Sprouts Farmers Market, Inc.*	175,214
3,464	United Natural Foods, Inc.*	136,482
3,347	Weis Markets, Inc.	249,485
		1,038,178
	Food, Beverage & Tobacco - 2.4%
432	Coca-Cola Consolidated, Inc.	243,605
1,424	John B Sanfilippo & Son, Inc.	103,226
177	Sanderson Farms, Inc.	38,149
1,007	Universal Corp.	60,923
12,234	Vector Group Ltd.	128,457
		574,360
	Health Care Equipment & Services - 10.5%
335	Addus HomeCare Corp.*	27,899
7,785	Allscripts Healthcare Solutions, Inc.*	115,452
1,297	Apollo Medical Holdings, Inc.*	50,051
81	Atrion Corp.	50,938
1,121	Bioventus, Inc. Class A*	7,645
29,644	Co-Diagnostics, Inc.*	166,303
9,613	Community Health Systems, Inc.*	36,049
3,480	Computer Programs & Systems, Inc.*	111,256
656	Corvel Corp.*	96,609
11,459	Cross Country Healthcare, Inc.*	238,691
1,787	Fulgent Genetics, Inc.*	97,445
6,448	InfuSystem Holdings, Inc.*	62,094
503	Integer Holdings Corp.*	35,542
448	iRadimed Corp.	15,205
2,628	LeMaitre Vascular, Inc.	119,705
10,859	Meridian Bioscience, Inc.*	330,331
840	Merit Medical Systems, Inc.*	45,587
1,525	National HealthCare Corp.	106,597
2,369	NextGen Healthcare, Inc.*	41,315
3,265	OPKO Health, Inc.*	8,260
822	Orthofix Medical, Inc.*	19,350
6,231	Owens & Minor, Inc.	195,965
6,763	Patterson Cos., Inc.	204,919
2,078	QuidelOrtho Corp.*	201,940
856	Select Medical Holdings Corp.	20,219
616	Utah Medical Products, Inc.	52,914
1,846	Varex Imaging Corp.*	39,486
		2,497,767
	Household & Personal Products - 0.6%
512	Central Garden & Pet Co. Class A*	20,485
1,885	Nu Skin Enterprises, Inc. Class A	81,621
623	USANA Health Sciences, Inc.*	45,080
		147,186
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Insurance - 4.6%
616	American Equity Investment Life Holding Co.	$ 22,527
79	Argo Group International Holdings Ltd.	2,912
6,954	CNO Financial Group, Inc.	125,798
3,821	Employers Holdings, Inc.	160,062
19,548	Genworth Financial, Inc. Class A*	69,005
2,130	Horace Mann Educators Corp.	81,749
3,558	Mercury General Corp.	157,619
1,132	ProAssurance Corp.	26,749
1,448	Safety Insurance Group, Inc.	140,601
2,103	Stewart Information Services Corp.	104,624
8,043	Tiptree, Inc.	85,417
9,936	Universal Insurance Holdings, Inc.	129,466
		1,106,529
	Materials - 3.3%
2,295	AdvanSix, Inc.	76,745
2,771	Greif, Inc. Class A	172,855
319	Hawkins, Inc.	11,494
1,717	Kronos Worldwide, Inc.	31,593
854	Myers Industries, Inc.	19,411
893	Olympic Steel, Inc.	22,995
2,766	Ryerson Holding Corp.	58,888
3,629	Schnitzer Steel Industries, Inc. Class A	119,176
2,045	Silgan Holdings, Inc.	84,561
438	Stepan Co.	44,391
1,403	SunCoke Energy, Inc.	9,554
1,923	Tredegar Corp.	19,230
1,173	Trinseo plc	45,114
390	Tronox Holdings plc Class A	6,552
1,305	Worthington Industries, Inc.	57,550
		780,109
	Media & Entertainment - 2.3%
685	AMC Networks, Inc. Class A*	19,947
29,133	Entravision Communications Corp. Class A	132,847
1,006	Gray Television, Inc.	16,991
3,848	John Wiley & Sons, Inc. Class A	183,781
2,475	Lee Enterprises, Inc.*	47,000
507	Scholastic Corp.	18,237
5,795	Thryv Holdings, Inc.*	129,750
		548,553
	Pharmaceuticals, Biotechnology & Life Sciences - 8.2%
3,689	Amphastar Pharmaceuticals, Inc.*	128,340
34,524	Catalyst Pharmaceuticals, Inc.*	242,013
4,303	Collegium Pharmaceutical, Inc.*	76,249
8,101	Corcept Therapeutics, Inc.*	192,642
546	Eagle Pharmaceuticals, Inc.*	24,259
404	Emergent BioSolutions, Inc.*	12,540
5,673	Harvard Bioscience, Inc.*	20,423
9,572	Innoviva, Inc.*	141,283
3,304	Inotiv, Inc.*	31,718
11,466	Ironwood Pharmaceuticals, Inc. Class A*	132,203
483	Maravai LifeSciences Holdings, Inc. Class A*	13,722
8,486	Organogenesis Holdings, Inc. Class A*	41,412
576	Pacira BioSciences, Inc.*	33,581
5,374	Phibro Animal Health Corp. Class A	102,805
2,125	Prestige Consumer Healthcare, Inc.*	124,950
1,452	Sage Therapeutics, Inc.*	46,900
14,051	SIGA Technologies, Inc.	162,710
6,560	Supernus Pharmaceuticals, Inc.*	189,715
130	uniQure N.V.*	2,423
20,370	Vanda Pharmaceuticals, Inc.*	222,033
		1,941,921

22

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
June 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Real Estate - 4.7%
3,709	Brandywine Realty Trust	$ 35,755
246	Centerspace REIT	20,061
8,030	City Office, Inc. REIT	103,988
1,796	CTO Realty Growth, Inc.	109,772
978	Forestar Group, Inc.*	13,389
19,677	Franklin Street Properties Corp.	82,053
805	Getty Realty Corp. REIT	21,332
2,933	Independence Realty Trust, Inc. REIT	60,801
1,269	Industrial Logistics Properties Trust	17,868
1,823	iStar, Inc. REIT	24,993
5,564	Kennedy-Wilson Holdings, Inc.	105,382
746	Marcus & Millichap, Inc. REIT	27,595
2,160	Newmark Group, Inc. Class A	20,887
164	NexPoint Residential Trust, Inc. REIT	10,252
3,910	Piedmont Office Realty Trust, Inc. Class A, REIT	51,299
2,962	PotlatchDeltic Corp. REIT	130,891
271	PS Business Parks, Inc. REIT	50,718
3,828	RMR Group, Inc. Class A	108,524
3,811	RPT Realty REIT	37,462
4,378	UMH Properties, Inc.	77,315
		1,110,337
	Retailing - 7.3%
3,095	1-800-Flowers.com, Inc. Class A*	29,433
2,904	Aaron's Co., Inc.	42,253
2,763	Abercrombie & Fitch Co. Class A*	46,750
2,937	Academy Sports & Outdoors, Inc.	104,381
278	Asbury Automotive Group, Inc.*	47,077
9,341	Big 5 Sporting Goods Corp.(1)	104,713
4,877	Big Lots, Inc.	102,271
5,864	Buckle, Inc.	162,374
1,090	Build-A-Bear Workshop, Inc.	17,898
900	Camping World Holdings, Inc. Class A	19,431
6,210	Cato Corp. Class A	72,098
662	Citi Trends, Inc.*	15,656
612	Dillard's, Inc. Class A	134,989
101	Group 1 Automotive, Inc.	17,150
7,647	Haverty Furniture Cos., Inc.	177,257
3,766	Hibbett Sports, Inc.	164,612
1,843	MarineMax, Inc.*	66,569
881	Penske Automotive Group, Inc.	92,232
6,054	Rent-A-Center, Inc.	117,750
7,057	Sally Beauty Holdings, Inc.*	84,119
768	Shoe Carnival, Inc.	16,597
200	Shutterstock, Inc.	11,462
2,693	Sportsman's Warehouse Holdings, Inc.*	25,826
2,323	Zumiez, Inc.*	60,398
		1,733,296
	Semiconductors & Semiconductor Equipment - 2.3%
286	Alpha & Omega Semiconductor Ltd.*	9,535
7,782	Amkor Technology, Inc.	131,905
485	Axcelis Technologies, Inc.*	26,597
3,813	Kulicke & Soffa Industries, Inc.	163,235
8,215	Magnachip Semiconductor Corp.*	119,364
4,853	Photronics, Inc.*	94,536
		545,172
	Software & Services - 2.2%
3,757	A10 Networks, Inc.	54,026
3,138	CSG Systems International, Inc.	187,276
697	Evertec, Inc.	25,705
3,303	Hackett Group, Inc.	62,658
16,834	Information Services Group, Inc.	113,798
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Software & Services - 2.2% - (continued)
787	TTEC Holdings, Inc.	$ 53,429
1,724	Xperi Holding Corp.	24,877
		521,769
	Technology Hardware & Equipment - 6.6%
4,870	Aviat Networks, Inc.*	121,945
2,502	Avnet, Inc.	107,286
136	Belden, Inc.	7,245
9,630	Daktronics, Inc.*	28,986
2,710	ePlus, Inc.*	143,955
1,508	Insight Enterprises, Inc.*	130,110
569	Kimball Electronics, Inc.*	11,437
3,054	Methode Electronics, Inc.	113,120
2,509	NETGEAR, Inc.*	46,467
920	OSI Systems, Inc.*	78,605
368	PC Connection, Inc.	16,210
1,229	Plexus Corp.*	96,477
5,555	Richardson Electronics Ltd.	81,436
3,817	Sanmina Corp.*	155,466
3,458	Super Micro Computer, Inc.*	139,530
2,773	Turtle Beach Corp.*	33,914
7,556	Vishay Intertechnology, Inc.	134,648
460	Vishay Precision Group, Inc.*	13,400
7,244	Xerox Holdings Corp.	107,573
		1,567,810
	Telecommunication Services - 2.1%
3,213	EchoStar Corp. Class A*	62,011
5,004	IDT Corp. Class B*	125,850
13,367	Telephone & Data Systems, Inc.	211,065
3,455	United States Cellular Corp.*	100,057
		498,983
	Transportation - 4.0%
1,161	ArcBest Corp.	81,700
329	Atlas Air Worldwide Holdings, Inc.*	20,303
750	Eagle Bulk Shipping, Inc.	38,910
1,600	Hub Group, Inc. Class A*	113,504
2,534	Marten Transport Ltd.	42,622
1,654	Matson, Inc.	120,543
9,108	Radiant Logistics, Inc.*	67,581
2,145	Ryder System, Inc.	152,424
9,017	Schneider National, Inc. Class B	201,800
3,072	Werner Enterprises, Inc.	118,395
		957,782
	Utilities - 0.7%
631	Avista Corp.	27,455
193	Chesapeake Utilities Corp.	25,003
219	MGE Energy, Inc.	17,045
108	Northwest Natural Holding Co.	5,735
761	Otter Tail Corp.	51,086
913	Unitil Corp.	53,611
		179,935
	Total Common Stocks (cost $28,188,676)	$ 23,703,753
SHORT-TERM INVESTMENTS - 0.2%
	Securities Lending Collateral - 0.2%
23,268	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.37%(2)	$ 23,268

23

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
June 30, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2% - (continued)
	Securities Lending Collateral - 0.2% - (continued)
20,828	Invesco Government & Agency Portfolio, Institutional Class, 1.42%(2)		$ 20,828
	Total Short-Term Investments (cost $44,096)		$ 44,096
	Total Investments (cost $28,232,772)	99.8%	$ 23,747,849
	Other Assets and Liabilities	0.2%	47,585
	Total Net Assets	100.0%	$ 23,795,434
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.

Futures Contracts Outstanding at June 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000	1	09/16/2022	$ 85,400	$ 815
Total futures contracts				$ 815
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
24

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
June 30, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 160,659	$ 160,659	$ —	$ —
Banks	2,253,076	2,253,076	—	—
Capital Goods	1,895,267	1,895,267	—	—
Commercial & Professional Services	1,145,542	1,145,542	—	—
Consumer Durables & Apparel	1,079,856	1,079,856	—	—
Consumer Services	191,746	191,746	—	—
Diversified Financials	534,599	534,599	—	—
Energy	693,321	693,321	—	—
Food & Staples Retailing	1,038,178	1,038,178	—	—
Food, Beverage & Tobacco	574,360	574,360	—	—
Health Care Equipment & Services	2,497,767	2,497,767	—	—
Household & Personal Products	147,186	147,186	—	—
Insurance	1,106,529	1,106,529	—	—
Materials	780,109	780,109	—	—
Media & Entertainment	548,553	548,553	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,941,921	1,941,921	—	—
Real Estate	1,110,337	1,110,337	—	—
Retailing	1,733,296	1,733,296	—	—
Semiconductors & Semiconductor Equipment	545,172	545,172	—	—
Software & Services	521,769	521,769	—	—
Technology Hardware & Equipment	1,567,810	1,567,810	—	—
Telecommunication Services	498,983	498,983	—	—
Transportation	957,782	957,782	—	—
Utilities	179,935	179,935	—	—
Short-Term Investments	44,096	44,096	—	—
Futures Contracts(2)	815	815	—	—
Total	$ 23,748,664	$ 23,748,664	$ —	$ —

(1)	For the period ended June 30, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
25

Hartford Multifactor US Equity ETF
Schedule of Investments
June 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Automobiles & Components - 0.2%
2,821	Ford Motor Co.	$ 31,398
21,859	Gentex Corp.	611,396
		642,794
	Banks - 2.7%
55,022	Bank of America Corp.	1,712,835
913	Citigroup, Inc.	41,989
25,335	JP Morgan Chase & Co.	2,852,974
6,733	M&T Bank Corp.	1,073,173
53,656	New York Community Bancorp, Inc.	489,879
2,837	PNC Financial Services Group, Inc.	447,593
9,064	SouthState Corp.	699,288
1,829	U.S. Bancorp	84,171
9,225	UMB Financial Corp.	794,273
6,640	Umpqua Holdings Corp.	111,353
11,046	United Bankshares, Inc.	387,383
16,307	Wells Fargo & Co.	638,745
13,787	Zions Bancorp NA	701,758
		10,035,414
	Capital Goods - 5.3%
6,695	3M Co.	866,400
12,485	A.O. Smith Corp.	682,680
7,888	Carrier Global Corp.	281,286
4,054	Cummins, Inc.	784,571
31,175	Fastenal Co.	1,556,256
3,138	General Dynamics Corp.	694,282
1,914	Graco, Inc.	113,711
2,586	Huntington Ingalls Industries, Inc.	563,282
3,121	Illinois Tool Works, Inc.	568,802
3,584	Johnson Controls International plc	171,602
3,097	L3Harris Technologies, Inc.	748,545
900	Lennox International, Inc.	185,931
3,760	Lockheed Martin Corp.	1,616,650
11,196	Masco Corp.	566,518
5,995	Northrop Grumman Corp.	2,869,027
15,905	Otis Worldwide Corp.	1,124,006
6,253	PACCAR, Inc.	514,872
3,238	Simpson Manufacturing Co., Inc.	325,775
2,604	Snap-on, Inc.	513,066
1,571	Toro Co.	119,066
14,699	UFP Industries, Inc.	1,001,590
6,091	Watsco, Inc.	1,454,653
6,250	Watts Water Technologies, Inc. Class A	767,750
2,658	WW Grainger, Inc.	1,207,875
		19,298,196
	Commercial & Professional Services - 2.6%
16,613	Booz Allen Hamilton Holding Corp. Class A	1,501,151
346	Equifax, Inc.	63,242
10,918	FTI Consulting, Inc.*	1,974,520
4,346	Jacobs Engineering Group, Inc.	552,507
5,860	ManpowerGroup, Inc.	447,762
10,773	Republic Services, Inc. Class A	1,409,862
5,530	Robert Half International, Inc.	414,142
9,866	Rollins, Inc.	344,521
3,399	Verisk Analytics, Inc. Class A	588,333
5,553	Waste Connections, Inc.	688,350
10,412	Waste Management, Inc.	1,592,828
		9,577,218
	Consumer Durables & Apparel - 0.8%
6,550	D.R. Horton, Inc.	433,544
4,306	Garmin Ltd.	423,065
6,879	NIKE, Inc. Class B	703,034
24	NVR, Inc.*	96,099
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Consumer Durables & Apparel - 0.8% - (continued)
5,989	Ralph Lauren Corp. Class A	$ 536,914
5,759	Whirlpool Corp.	891,896
		3,084,552
	Consumer Services - 2.2%
5,714	Domino's Pizza, Inc.	2,226,803
77,669	H&R Block, Inc.	2,743,269
3,748	McDonald's Corp.	925,306
3,599	Papa John's International, Inc.	300,589
11,661	Service Corp. International	806,008
2,269	Starbucks Corp.	173,329
7,053	Yum! Brands, Inc.	800,586
		7,975,890
	Diversified Financials - 2.0%
15,943	Bank of New York Mellon Corp.	664,983
12,019	Berkshire Hathaway, Inc. Class B*	3,281,427
2,475	Cboe Global Markets, Inc.	280,145
9,797	Franklin Resources, Inc.	228,368
11,436	Houlihan Lokey, Inc. Class A	902,643
3,763	Interactive Brokers Group, Inc. Class A	207,003
2,442	Intercontinental Exchange, Inc.	229,646
8,815	Jefferies Financial Group, Inc.	243,470
468	Nasdaq, Inc.	71,389
6,256	Raymond James Financial, Inc.	559,349
8,139	Voya Financial, Inc.	484,515
		7,152,938
	Energy - 1.6%
18,028	Chevron Corp.	2,610,094
52,652	Coterra Energy, Inc.	1,357,895
21,358	Exxon Mobil Corp.	1,829,099
		5,797,088
	Food & Staples Retailing - 2.5%
21,784	BJ's Wholesale Club Holdings, Inc.*	1,357,579
905	Casey's General Stores, Inc.	167,407
7,438	Costco Wholesale Corp.	3,564,885
54,545	Kroger Co.	2,581,615
12,519	Walgreens Boots Alliance, Inc.	474,470
9,761	Walmart, Inc.	1,186,742
		9,332,698
	Food, Beverage & Tobacco - 3.8%
3,118	Altria Group, Inc.	130,239
6,721	Archer-Daniels-Midland Co.	521,550
6,573	Bunge Ltd.	596,105
13,610	Campbell Soup Co.	653,961
32,469	Coca-Cola Co.	2,042,625
7,510	Conagra Brands, Inc.	257,142
57,696	Flowers Foods, Inc.	1,518,559
16,262	General Mills, Inc.	1,226,968
3,475	Hershey Co.	747,681
2,226	Hormel Foods Corp.	105,423
5,824	JM Smucker Co.	745,530
17,002	Kellogg Co.	1,212,923
19,746	PepsiCo., Inc.	3,290,868
3,445	Philip Morris International, Inc.	340,159
8,692	Tyson Foods, Inc. Class A	748,034
		14,137,767
	Health Care Equipment & Services - 7.1%
32,044	Abbott Laboratories	3,481,581
13,674	AmerisourceBergen Corp. Class A	1,934,598
13,950	AMN Healthcare Services, Inc.*	1,530,454
15,871	Baxter International, Inc.	1,019,394
3,944	Becton Dickinson and Co.	972,314

26

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
June 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Health Care Equipment & Services - 7.1% - (continued)
18,330	Cardinal Health, Inc.	$ 958,109
1,189	Chemed Corp.	558,105
1,327	Cigna Corp.	349,691
771	Cooper Cos., Inc.	241,416
22,075	CVS Health Corp.	2,045,469
2,962	Elevance Health, Inc.	1,429,402
788	Embecta Corp.*	19,952
4,969	Henry Schein, Inc.*	381,321
4,370	Hologic, Inc.*	302,841
1,792	Humana, Inc.	838,781
1,278	Laboratory Corp. of America Holdings	299,512
471	Masimo Corp.*	61,546
1,910	McKesson Corp.	623,061
403	Molina Healthcare, Inc.*	112,683
50,639	Premier, Inc. Class A	1,806,800
20,598	Quest Diagnostics, Inc.	2,739,122
2,728	ResMed, Inc.	571,871
7,308	UnitedHealth Group, Inc.	3,753,608
		26,031,631
	Household & Personal Products - 1.8%
6,774	Church & Dwight Co., Inc.	627,679
6,623	Clorox Co.	933,711
11,045	Colgate-Palmolive Co.	885,146
7,817	Kimberly-Clark Corp.	1,056,468
22,107	Procter & Gamble Co.	3,178,765
		6,681,769
	Insurance - 4.5%
1,180	Aflac, Inc.	65,289
13,188	Allstate Corp.	1,671,315
4,985	American International Group, Inc.	254,883
3,808	Arch Capital Group Ltd.*	173,226
1,223	Arthur J Gallagher & Co.	199,398
431	Assurant, Inc.	74,498
23,801	Axis Capital Holdings Ltd.	1,358,799
4,917	Chubb Ltd.	966,584
7,319	Cincinnati Financial Corp.	870,815
3,759	Everest Re Group Ltd.	1,053,573
18,345	Fidelity National Financial, Inc.	678,031
11,845	First American Financial Corp.	626,837
2,790	Hanover Insurance Group, Inc.	408,038
1,916	Loews Corp.	113,542
436	Markel Corp.*	563,857
2,344	Marsh & McLennan Cos., Inc.	363,906
16,138	MetLife, Inc.	1,013,305
57,070	Old Republic International Corp.	1,276,085
3,944	Principal Financial Group, Inc.	263,420
11,745	Progressive Corp.	1,365,591
13,536	Prudential Financial, Inc.	1,295,125
5,568	Selective Insurance Group, Inc.	484,082
5,353	Travelers Cos., Inc.	905,353
3,152	Willis Towers Watson plc	622,173
		16,667,725
	Materials - 2.8%
1,316	Air Products and Chemicals, Inc.	316,472
44,078	Amcor plc	547,889
2,342	AptarGroup, Inc.	241,718
2,796	Avery Dennison Corp.	452,588
696	Balchem Corp.	90,299
2,610	Ball Corp.	179,490
15,530	Commercial Metals Co.	514,043
13,674	Huntsman Corp.	387,658
13,742	International Paper Co.	574,828
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Materials - 2.8% - (continued)
4,134	Louisiana-Pacific Corp.	$ 216,663
16,658	Newmont Corp.	993,983
12,769	Nucor Corp.	1,333,211
5,440	Packaging Corp. of America	748,000
9,084	Reliance Steel & Aluminum Co.	1,543,008
8,511	RPM International, Inc.	669,986
3,131	Sherwin-Williams Co.	701,062
10,479	Steel Dynamics, Inc.	693,186
		10,204,084
	Media & Entertainment - 4.7%
12,897	Activision Blizzard, Inc.	1,004,160
1,326	Alphabet, Inc. Class A*	2,889,699
328	Charter Communications, Inc. Class A*	153,678
68,190	Comcast Corp. Class A	2,675,776
5,573	Electronic Arts, Inc.	677,956
23,849	Fox Corp. Class A	766,984
12,587	Inter Active Corp.*	956,234
5,304	Interpublic Group of Cos., Inc.	146,019
15,307	Meta Platforms, Inc. Class A*	2,468,254
1,151	Netflix, Inc.*	201,275
8,124	New York Times Co. Class A	226,660
23,366	News Corp. Class A	364,042
17,682	Omnicom Group, Inc.	1,124,752
12,597	Sirius XM Holdings, Inc.(1)	77,220
9,010	Take-Two Interactive Software, Inc.*	1,103,995
78,893	TEGNA, Inc.	1,654,386
7,018	Walt Disney Co.*	662,499
9,682	Warner Bros Discovery, Inc.*	129,932
		17,283,521
	Pharmaceuticals, Biotechnology & Life Sciences - 9.2%
24,182	AbbVie, Inc.	3,703,715
6,129	Amgen, Inc.	1,491,186
9,681	Bristol-Myers Squibb Co.	745,437
2,204	Danaher Corp.	558,758
6,566	Eli Lilly & Co.	2,128,894
52,759	Gilead Sciences, Inc.	3,261,034
26,179	Johnson & Johnson	4,647,034
18,465	Merck & Co., Inc.	1,683,454
319	Mettler-Toledo International, Inc.*	366,458
1,601	PerkinElmer, Inc.	227,694
103,944	Pfizer, Inc.	5,449,784
3,837	Regeneron Pharmaceuticals, Inc.*	2,268,166
6,574	Thermo Fisher Scientific, Inc.	3,571,523
4,596	United Therapeutics Corp.*	1,083,001
3,658	Vertex Pharmaceuticals, Inc.*	1,030,788
1,424	Waters Corp.*	471,315
2,467	West Pharmaceutical Services, Inc.	745,947
3,142	Zoetis, Inc.	540,078
		33,974,266
	Real Estate - 3.6%
5,095	Alexandria Real Estate Equities, Inc. REIT	738,928
1,523	American Homes 4 Rent Class A, REIT	53,975
1,926	American Tower Corp. REIT	492,266
1,241	AvalonBay Communities, Inc. REIT	241,064
931	Camden Property Trust REIT	125,201
4,325	Crown Castle International Corp. REIT	728,244
12,630	CubeSmart REIT	539,554
10,998	Digital Realty Trust, Inc. REIT	1,427,870
20,198	Duke Realty Corp. REIT	1,109,880
807	Equinix, Inc. REIT	530,215
5,477	Equity Residential REIT	395,549
7,365	Extra Space Storage, Inc. REIT	1,252,934

27

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
June 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Real Estate - 3.6% - (continued)
18,620	Iron Mountain, Inc. REIT	$ 906,608
3,228	Kilroy Realty Corp. REIT	168,921
6,197	Life Storage, Inc. REIT	691,957
81,890	LXP Industrial Trust REIT	879,499
2,241	Mid-America Apartment Communities, Inc. REIT	391,435
3,089	National Storage Affiliates Trust REIT	154,666
1,448	Prologis, Inc. REIT	170,357
4,771	Public Storage REIT	1,491,749
1,885	Rexford Industrial Realty, Inc. REIT	108,557
1,023	SBA Communications Corp. REIT	327,411
5,304	STAG Industrial, Inc. REIT	163,788
1,280	Terreno Realty Corp. REIT	71,334
		13,161,962
	Retailing - 7.7%
4,258	Advance Auto Parts, Inc.	737,017
21,575	Amazon.com, Inc.*	2,291,481
878	AutoZone, Inc.*	1,886,927
18,783	Best Buy Co., Inc.	1,224,464
2,223	Dick's Sporting Goods, Inc.	167,548
11,952	Dollar General Corp.	2,933,499
9,276	Dollar Tree, Inc.*	1,445,665
21,778	eBay, Inc.	907,489
5,462	Foot Locker, Inc.	137,915
11,790	Genuine Parts Co.	1,568,070
13,375	Home Depot, Inc.	3,668,361
4,370	Lowe's Cos., Inc.	763,308
15,461	Murphy USA, Inc.	3,600,403
2,595	O'Reilly Automotive, Inc.*	1,639,417
4,168	Pool Corp.	1,463,927
12,236	Target Corp.	1,728,090
4,641	TJX Cos., Inc.	259,200
10,389	Tractor Supply Co.	2,013,908
494	Williams-Sonoma, Inc.	54,809
		28,491,498
	Semiconductors & Semiconductor Equipment - 3.2%
5,123	Advanced Micro Devices, Inc.*	391,756
3,478	Applied Materials, Inc.	316,429
5,069	Broadcom, Inc.	2,462,571
1,274	Diodes, Inc.*	82,262
1,672	Entegris, Inc.	154,041
43,323	Intel Corp.	1,620,713
3,040	KLA Corp.	970,003
872	Lam Research Corp.	371,603
5,198	Micron Technology, Inc.	287,345
900	Monolithic Power Systems, Inc.	345,636
9,413	NVIDIA Corp.	1,426,917
1,038	Power Integrations, Inc.	77,860
6,261	QUALCOMM, Inc.	799,780
8,847	Teradyne, Inc.	792,249
9,993	Texas Instruments, Inc.	1,535,425
		11,634,590
	Software & Services - 12.9%
14,281	Accenture plc Class A	3,965,120
7,290	Adobe, Inc.*	2,668,577
18,195	Akamai Technologies, Inc.*	1,661,749
238	ANSYS, Inc.*	56,951
1,305	Aspen Technology, Inc.*	239,702
6,479	Automatic Data Processing, Inc.	1,360,849
1,301	Black Knight, Inc.*	85,072
12,352	Broadridge Financial Solutions, Inc.	1,760,778
4,724	Cadence Design Systems, Inc.*	708,742
17,572	Citrix Systems, Inc.	1,707,471
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Software & Services - 12.9% - (continued)
17,147	Cognizant Technology Solutions Corp. Class A	$ 1,157,251
7,809	Concentrix Corp.	1,059,213
19,094	Dolby Laboratories, Inc. Class A	1,366,367
20,714	Dropbox, Inc. Class A*	434,787
1,259	EPAM Systems, Inc.*	371,128
1,975	ExlService Holdings, Inc.*	290,977
7,485	Fortinet, Inc.*	423,501
1,955	Gartner, Inc.*	472,778
16,257	International Business Machines Corp.	2,295,326
3,470	Intuit, Inc.	1,337,477
10,388	Jack Henry & Associates, Inc.	1,870,048
5,761	Mastercard, Inc. Class A	1,817,480
21,175	MAXIMUS, Inc.	1,323,649
15,506	Microsoft Corp.	3,982,406
62,081	Nortonlifelock, Inc.	1,363,299
35,030	Oracle Corp.	2,447,546
76	Palo Alto Networks, Inc.*	37,539
15,945	Paychex, Inc.	1,815,657
4,415	Qualys, Inc.*	556,908
10,058	salesforce.com, Inc.*	1,659,972
705	ServiceNow, Inc.*	335,242
1,896	Synopsys, Inc.*	575,815
1,118	Tyler Technologies, Inc.*	371,713
8,495	VeriSign, Inc.*	1,421,468
11,363	Visa, Inc. Class A	2,237,261
3,275	VMware, Inc. Class A	373,285
117,827	Western Union Co.	1,940,611
		47,553,715
	Technology Hardware & Equipment - 8.3%
10,148	Amphenol Corp. Class A	653,328
25,819	Apple, Inc.	3,529,974
3,767	Arista Networks, Inc.*	353,119
6,607	Arrow Electronics, Inc.*	740,579
7,720	CDW Corp.	1,216,363
11,662	Ciena Corp.*	532,953
88,073	Cisco Systems, Inc.	3,755,433
25,859	Corning, Inc.	814,817
39,138	Dell Technologies, Inc. Class C	1,808,567
1,404	F5, Inc.*	214,868
5,023	Fabrinet*	407,365
126,389	Hewlett Packard Enterprise Co.	1,675,918
94,759	HP, Inc.	3,106,200
15,134	Jabil, Inc.	775,012
49,567	Juniper Networks, Inc.	1,412,660
10,625	Keysight Technologies, Inc.*	1,464,656
10,411	Motorola Solutions, Inc.	2,182,146
25,085	NetApp, Inc.	1,636,545
29,676	Seagate Technology Holdings plc	2,120,053
3,637	TE Connectivity Ltd.	411,527
65,188	Vontier Corp.	1,498,672
1,205	Zebra Technologies Corp. Class A*	354,210
		30,664,965
	Telecommunication Services - 2.2%
46,865	AT&T, Inc.	982,290
51,909	Liberty Global plc Class C*	1,146,670
13,399	Lumen Technologies, Inc.	146,183
4,171	T-Mobile U.S., Inc.*	561,166
102,778	Verizon Communications, Inc.	5,215,984
		8,052,293
	Transportation - 2.9%
1,884	AMERCO	900,985
22,274	CH Robinson Worldwide, Inc.	2,257,916

28

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
June 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Transportation - 2.9% - (continued)
17,476	Expeditors International of Washington, Inc.	$ 1,703,211
1,551	FedEx Corp.	351,627
5,421	J.B. Hunt Transport Services, Inc.	853,645
21,187	Knight-Swift Transportation Holdings, Inc.	980,746
12,523	Landstar System, Inc.	1,821,095
1,846	Old Dominion Freight Line, Inc.	473,093
7,721	United Parcel Service, Inc. Class B	1,409,391
		10,751,709
	Utilities - 5.1%
6,672	Alliant Energy Corp.	391,046
10,842	Ameren Corp.	979,683
8,997	American Electric Power Co., Inc.	863,172
1,115	American Water Works Co., Inc.	165,879
4,523	Atmos Energy Corp.	507,028
17,066	CMS Energy Corp.	1,151,955
19,757	Consolidated Edison, Inc.	1,878,891
8,035	Dominion Energy, Inc.	641,273
4,971	Duke Energy Corp.	532,941
8,916	Edison International	563,848
1,860	Entergy Corp.	209,510
5,417	Evergy, Inc.	353,459
4,630	Eversource Energy	391,096
19,850	Exelon Corp.	899,602
13,974	FirstEnergy Corp.	536,462
21,461	Hawaiian Electric Industries, Inc.	877,755
5,873	IDACORP, Inc.	622,068
23,082	National Fuel Gas Co.	1,524,566
12,617	NiSource, Inc.	372,075
17,447	NRG Energy, Inc.	665,952
12,841	OGE Energy Corp.	495,149
19,854	Portland General Electric Co.	959,544
2,040	PPL Corp.	55,345
9,485	Southern Co.	676,375
3,998	Southwest Gas Holdings, Inc.	348,146
10,919	UGI Corp.	421,583
9,981	WEC Energy Group, Inc.	1,004,488
9,375	Xcel Energy, Inc.	663,375
		18,752,266
	Total Common Stocks (cost $379,070,760)	$ 366,940,549
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.0%
	Securities Lending Collateral - 0.0%
39,342	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.37%(2)		$ 39,342
35,216	Invesco Government & Agency Portfolio, Institutional Class, 1.42%(2)		35,216
	Total Short-Term Investments (cost $74,558)		$ 74,558
	Total Investments (cost $379,145,318)	99.7%	$ 367,015,107
	Other Assets and Liabilities	0.3%	954,729
	Total Net Assets	100.0%	$ 367,969,836
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.

Futures Contracts Outstanding at June 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	5	09/16/2022	$ 947,375	$ 8,612
Total futures contracts				$ 8,612
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
29

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
June 30, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 642,794	$ 642,794	$ —	$ —
Banks	10,035,414	10,035,414	—	—
Capital Goods	19,298,196	19,298,196	—	—
Commercial & Professional Services	9,577,218	9,577,218	—	—
Consumer Durables & Apparel	3,084,552	3,084,552	—	—
Consumer Services	7,975,890	7,975,890	—	—
Diversified Financials	7,152,938	7,152,938	—	—
Energy	5,797,088	5,797,088	—	—
Food & Staples Retailing	9,332,698	9,332,698	—	—
Food, Beverage & Tobacco	14,137,767	14,137,767	—	—
Health Care Equipment & Services	26,031,631	26,031,631	—	—
Household & Personal Products	6,681,769	6,681,769	—	—
Insurance	16,667,725	16,667,725	—	—
Materials	10,204,084	10,204,084	—	—
Media & Entertainment	17,283,521	17,283,521	—	—
Pharmaceuticals, Biotechnology & Life Sciences	33,974,266	33,974,266	—	—
Real Estate	13,161,962	13,161,962	—	—
Retailing	28,491,498	28,491,498	—	—
Semiconductors & Semiconductor Equipment	11,634,590	11,634,590	—	—
Software & Services	47,553,715	47,553,715	—	—
Technology Hardware & Equipment	30,664,965	30,664,965	—	—
Telecommunication Services	8,052,293	8,052,293	—	—
Transportation	10,751,709	10,751,709	—	—
Utilities	18,752,266	18,752,266	—	—
Short-Term Investments	74,558	74,558	—	—
Futures Contracts(2)	8,612	8,612	—	—
Total	$ 367,023,719	$ 367,023,719	$ —	$ —

(1)	For the period ended June 30, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
30

Hartford Multifactor ETFs (the "Trust")
GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
EAFE	Europe, Australasia and Far East
S&P	Standard & Poor's
Other Abbreviations:
ADR	American Depositary Receipt
Bhd	Berhad
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
Tbk	Terbuka
31

Hartford Multifactor ETFs
 Notes to the Schedules of Investments
 June 30, 2022  (Unaudited)

1.	Investment Valuation and Fair Value Measurements:
The net asset value (“NAV”) of each Fund's shares is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders from Authorized Participants and calculate each Fund’s NAV in accordance with applicable law. The NAV for the shares of each Fund is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to a Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
For purposes of calculating the NAV, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade prices. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Lattice Strategies Trust (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade, do not open for trading for the entire day and no other market prices are available. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.
The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange. If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the close of the relevant exchange. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the close of the relevant exchange. Over-the-counter derivatives and other instruments that do not trade on an exchange are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or sell shares of a Fund.
Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
32

Hartford Multifactor ETFs
 Notes to the Schedules of Investments – (continued)
 June 30, 2022  (Unaudited)

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
The Board of Trustees has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Trustees.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
Recent events, including the invasion of Ukraine by Russia, have interjected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.
For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
For information regarding a Fund’s other significant accounting policies, please refer to the Trust’s most recent Semi-Annual or Annual Report.
33